                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number: 811-06136

                              Homestead Funds, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              4301 Wilson Boulevard
                               Arlington, VA 22203
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Denise Trujillo, Esq.
                              Homestead Funds, Inc.
                              4301 Wilson Boulevard
                               Arlington, VA 22203
          ------------------------------------------------------------
                     (Name and address of agent for service)

                                   Copies to:
                             Michael Berenson, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                  (Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-6029

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
CORPORATE NOTES (1.8% of portfolio)
American General Finance Corp.                                      7.75%     04/01/05    $   45,000    $    45,000
American General Finance Corp.                                      6.75      06/15/05        50,000         50,347
Associates Corp. of North America                                   6.63      06/15/05       260,000        261,872
CIT Group Inc.                                                      3.25      04/15/05       100,000        100,026
CIT Group Inc.                                                      6.63      06/15/05        25,000         25,169
Citigroup                                                           4.13      06/30/05       240,000        240,534
Coca-Cola Co.                                                       4.00      06/01/05       373,000        373,519
General Electric Capital Corp.                                      8.85      04/01/05       105,000        105,000
IBM Corp.                                                           4.13      06/30/05        50,000         50,107
Merril Lynch & Co., Inc.                                            4.30      05/31/05        50,000         50,096
Merril Lynch & Co., Inc.                                            4.20      06/13/05       100,000        100,208
Norwest Financial, Inc.                                             7.50      04/15/05       100,000        100,184
Norwest Financial, Inc.                                             7.60      05/03/05       129,000        129,529
Norwest Financial, Inc.                                             6.50      06/01/05        55,000         55,288
Wal-Mart Stores, Inc.                                               4.15      06/15/05        36,000         36,064
                                                                                                        -----------
   Total Corporate Notes (Cost $1,722,943)                                                                1,722,943
                                                                                                        -----------

COMMERCIAL PAPER (77.8% of portfolio)
American Express Credit Corp.                                       2.67      04/08/05       850,000        849,559
American General Finance Corp.                                      2.79      04/25/05     1,560,000      1,557,098
American General Finance Corp.                                      2.85      05/16/05     1,340,000      1,335,226
American General Finance Corp.                                      2.90      05/31/05     1,510,000      1,502,702
BellSouth Corp.                                                     2.57      04/07/05       670,000        669,713
BellSouth Corp.                                                     2.84      05/31/05     3,830,000      3,811,871
CIT Group Inc.                                                      2.80      04/04/05     1,000,000        999,767
CIT Group Inc.                                                      2.60      04/12/05       565,000        564,551
CIT Group Inc.                                                      2.63      04/13/05       400,000        399,649
CIT Group Inc.                                                      2.82      05/09/05     1,950,000      1,944,196
CIT Group Inc.                                                      2.83      05/17/05       495,000        493,211
ChevronTexaco Corp.                                                 2.74      04/13/05     2,000,000      1,998,173
ChevronTexaco Corp.                                                 2.74      04/25/05     2,525,000      2,520,388
Citigroup                                                           2.62      04/01/05     1,110,000      1,110,000
Citigroup                                                           2.62      04/06/05     1,040,000      1,039,622
Citigroup                                                           2.64      04/14/05     1,290,000      1,288,770
Citigroup                                                           2.77      04/26/05     1,100,000      1,097,884
Coca-Cola Co.                                                       2.59      04/12/05       330,000        329,739
Coca-Cola Co.                                                       2.75      04/25/05       440,000        439,193
Coca-Cola Co.                                                       2.77      05/12/05     1,455,000      1,450,410
Coca-Cola Co.                                                       2.86      05/16/05       375,000        373,659
EI Dupont De Nemours & Co.                                          2.81      05/18/05     1,000,000        996,331
EI Dupont De Nemours & Co.                                          2.81      05/25/05     2,520,000      2,509,378
EI Dupont De Nemours & Co.                                          2.81      05/27/05     1,000,000        995,629
Merril Lynch & Co., Inc.                                            2.62      04/12/05     1,110,000      1,109,111
General Electric Capital Corp.                                      2.78      04/22/05     1,210,000      1,208,038
General Electric Capital Corp.                                      2.76      04/26/05     1,510,000      1,507,106
General Electric Capital Corp.                                      2.78      05/06/05       590,000        588,405
IBM Corp.                                                           2.59      04/18/05     1,940,000      1,937,627
IBM Corp.                                                           2.60      04/18/05     1,000,000        998,772
IBM Corp.                                                           2.60      04/21/05     1,635,000      1,632,638
Morgan Stanley                                                      2.78      04/21/05     3,590,000      3,584,455
Morgan Stanley                                                      2.79      04/26/05       990,000        988,082
Pepsico Inc.                                                        2.58      04/01/05       560,000        560,000
Pepsico Inc.                                                        2.59      04/07/05       800,000        799,655
Pepsico Inc.                                                        2.71      04/15/05       750,000        749,210
Pepsico Inc.                                                        2.75      04/26/05       500,000        499,045
Pepsico Inc.                                                        2.75      05/11/05     1,240,000      1,236,211
Pfizer Inc.                                                         2.44      04/04/05     1,000,000        999,797

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
COMMERCIAL PAPER - CONTINUED
Pfizer Inc.                                                         2.55%     04/05/05    $  650,000    $   649,816
Pfizer Inc.                                                         2.63      04/14/05       580,000        579,449
Pfizer Inc.                                                         2.66      04/20/05       500,000        499,298
Pfizer Inc.                                                         2.72      05/04/05     1,000,000        997,507
Pfizer Inc.                                                         2.85      05/17/05       620,000        617,742
Proctor & Gamble Co.                                                2.70      04/19/05     2,000,000      1,997,300
Proctor & Gamble Co.                                                2.70      04/20/05     2,065,000      2,062,057
Proctor & Gamble Co.                                                2.73      04/22/05       550,000        549,124
Prudential Funding Corp.                                            2.50      04/04/05     1,315,000      1,314,726
Prudential Funding Corp.                                            2.50      04/11/05     1,400,000      1,399,028
Prudential Funding Corp.                                            2.64      04/13/05     1,825,000      1,823,394
Southern Company                                                    2.54      04/04/05     3,430,000      3,429,274
Southern Company                                                    2.61      04/06/05     1,075,000      1,074,610
Wal-Mart Stores, Inc.                                               2.63      04/01/05     1,000,000      1,000,000
Wal-Mart Stores, Inc.                                               2.60      04/05/05       900,000        899,740
Wal-Mart Stores, Inc.                                               2.75      04/07/05     1,430,000      1,429,345
Wal-Mart Stores, Inc.                                               2.68      04/13/05     1,150,000      1,148,973
XTRA Corp.                                                          2.73      04/04/05       771,000        770,825
XTRA Corp.                                                          2.75      04/05/05     2,135,000      2,134,348
XTRA Corp.                                                          2.76      04/07/05     1,680,000      1,679,227
                                                                                                        -----------
   Total Commercial Paper (Cost $74,730,654)                                                             74,730,654
                                                                                                        -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (20.4% of portfolio)
Federal Farm Credit Bank                                            4.38      04/15/05       100,000        100,074
Federal Farm Credit Bank                                            2.60      04/15/05     1,455,000      1,453,529
Federal Farm Credit Bank                                            5.12      04/26/05        60,000         60,097
Federal Farm Credit Bank                                            9.55      05/09/05       250,000        251,734
Federal Farm Credit Bank                                            2.80      05/16/05       100,000         99,650
Federal Farm Credit Bank                                            4.15      05/20/05       200,000        200,344
Federal Farm Credit Bank                                            2.78      05/24/05     1,920,000      1,912,142
Federal Farm Credit Bank                                            5.84      06/08/05        70,000         70,357
Federal Farm Credit Bank                                            5.85      06/10/05       150,000        150,761
Federal Farm Credit Bank                                            5.80      06/17/05       100,000        100,591
Federal Home Loan Bank                                              2.57      04/06/05       500,000        499,821
Federal Home Loan Bank                                              2.52      04/08/05       518,000        517,746
Federal Home Loan Bank                                              2.54      04/08/05       430,000        429,788
Federal Home Loan Bank                                              2.53      04/15/05     1,010,000      1,009,010
Federal Home Loan Bank                                              2.60      04/29/05     1,380,000      1,377,204
Federal Home Loan Bank                                              2.83      05/27/05       690,000        686,962
Federal Home Loan Mortgage Corp. (b)                                2.53      04/05/05       450,000        449,873
Federal Home Loan Mortgage Corp. (b)                                2.55      04/19/05       630,000        629,197
Federal Home Loan Mortgage Corp. (b)                                2.65      04/19/05       456,000        455,396
Federal Home Loan Mortgage Corp. (b)                                2.74      05/05/05     1,330,000      1,326,558
Federal Home Loan Mortgage Corp. (b)                                2.85      05/25/05     1,660,000      1,652,904
Federal National Mortgage Assn. (b)                                 2.52      04/13/05     2,020,000      2,018,303
Federal National Mortgage Assn. (b)                                 2.54      04/13/05       610,000        609,484
Federal National Mortgage Assn. (b)                                 2.62      04/20/05       590,000        589,184
Federal National Mortgage Assn. (b)                                 2.72      05/05/05       660,000        658,305
Federal National Mortgage Assn. (b)                                 2.93      06/08/05       620,000        616,569
Tennessee Valley Authority                                          2.55      04/14/05     1,500,000      1,498,619
Tennessee Valley Authority                                          6.38      06/15/05       185,000        186,206
                                                                                                        -----------
   Total U.S. Government Agency Obligations (Cost $19,610,408)                                           19,610,408
                                                                                                        -----------

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest
                                                                    Rate            Shares             Value
                                                                  --------        ----------        ------------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund                                              2.39%(a)      $    3,746        $      3,746
SSgA Prime Money Market Fund                                        2.58 (a)               1                   1
                                                                                                    ------------
   Total Money Market Accounts (Cost $3,747)                                                               3,747
                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (COST $96,067,752) - 100%                                           $ 96,067,752
                                                                                                    ============

----------

(a) 7-day yield at March 31, 2005.

(b) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    ----------
ASSET BACKED SECURITIES  (6.6% of portfolio)

Guaranteed Export Trust 93-D                                       5.23%      05/15/05     $ 19,147     $   19,198
Small Business Administration 93-J                                 5.90       10/01/13      110,889        113,682
Small Business Administration 98-E                                 6.30       05/01/18      104,150        108,619
Small Business Administration 98-H                                 6.15       08/01/18       47,516         49,423
Small Business Administration 99-D                                 6.15       04/01/19      142,955        149,017
Small Business Administration Pool # 100075                        3.50       05/25/19       74,184         68,832
Small Business Administration Pool # 500724                        4.50(a)    12/25/13       18,119         18,128
Small Business Administration Pool # 502261                        3.63(a)    10/25/17       26,084         25,890
Small Business Administration Pool # 502477                        3.25(a)    09/25/18       69,363         68,601
Small Business Administration Pool # 502543                        3.20(a)    01/25/19      123,252        123,245
Small Business Administration Pool # 502684                        3.25(a)    07/25/19       51,923         52,282
Small Business Administration Pool # 503278                        2.88(a)    02/25/21      149,763        149,735
Small Business Administration Pool # 503463                        3.13(a)    09/25/21       89,349         88,355
Small Business Administration Pool # 503918                        3.25(a)    09/25/22      102,696        101,896
Small Business Administration Pool # 504067                        3.25(a)    01/25/08      161,267        160,794
Small Business Administration Pool # 504305                        2.88(a)    10/25/23       58,033         57,154
Small Business Investment Companies 95-C                           6.88       09/01/05       16,555         16,797
Small Business Investment Companies 99-A                           6.24       03/10/09      500,655        516,240
Small Business Investment Companies 02-B                           5.20       08/01/12      221,768        224,375
Small Business Investment Companies 02-20K                         5.08       11/01/22       90,178         90,768
Small Business Investment Companies 03-P10A                        4.52       02/10/13       90,311         89,011
Small Business Investment Companies 03-10A                         4.63       03/10/13      497,697        492,539
                                                                                                        ----------
        Total Asset Backed Securities (Cost $2,751,305)                                                  2,784,581
                                                                                                        ----------

MORTGAGE BACKED SECURITIES  (8.6% of portfolio)
GNMA #1928                                                         7.00       11/20/09       14,216         14,785
GNMA #8006                                                         3.75(a)    07/20/22       79,508         80,452
GNMA #8040                                                         3.75(a)    08/20/22       23,015         23,297
GNMA #8054                                                         4.13(a)    10/20/22       15,520         15,752
GNMA #8102                                                         4.00(a)    02/20/16       33,003         32,751
GNMA #8191                                                         3.38(a)    05/20/23       51,987         52,607
GNMA #8215                                                         3.38(a)    04/20/17       19,930         20,123
GNMA #8259                                                         3.75(a)    08/20/23       40,206         40,655
GNMA #8332                                                         3.50(a)    03/20/18       28,046         28,266
GNMA #8384                                                         3.38(a)    03/20/24       21,587         21,895
GNMA #8393                                                         4.00(a)    08/20/18       23,012         22,986
GNMA #8400                                                         3.75(a)    08/20/18       34,912         35,271

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    ----------
MORTGAGE BACKED SECURITIES - CONTINUED
GNMA #8423                                                         3.38%(a)   05/20/24     $ 27,820     $   28,194
GNMA #8429                                                         4.13(a)    11/20/18       47,217         47,807
GNMA #8459                                                         3.75(a)    07/20/24       41,631         42,187
GNMA #8499                                                         3.88(a)    05/20/19       13,283         13,539
GNMA #8518                                                         4.13(a)    10/20/24       35,567         36,259
GNMA #8532                                                         4.13(a)    10/20/24       51,825         52,639
GNMA #8591                                                         3.38(a)    02/20/25      100,930        102,876
GNMA #8638                                                         3.38(a)    06/20/25       54,611         55,538
GNMA #8648                                                         3.75(a)    07/20/25      123,576        125,054
GNMA #8663                                                         3.75(a)    07/20/25       47,562         48,196
GNMA #8687                                                         3.75(a)    08/20/25       10,706         10,827
GNMA #8702                                                         4.13(a)    10/20/20       33,143         33,737
GNMA #8747                                                         4.13(a)    11/20/25       43,374         44,192
GNMA #8836                                                         3.75(a)    09/20/21       46,895         47,436
GNMA #8847                                                         3.38(a)    04/20/26       61,803         62,615
GNMA #8873                                                         4.13(a)    11/20/21       15,562         15,788
GNMA #8877                                                         3.38(a)    05/20/26       16,324         16,570
GNMA #8973                                                         3.88(a)    05/20/22       54,507         55,492
GNMA #8978                                                         3.38(a)    05/20/22       54,454         55,180
GNMA #510280                                                       6.00       08/15/14       43,649         45,323
GNMA #583189                                                       4.50       02/20/17      160,923        158,563
GNMA #780336                                                       6.50       02/15/11       24,151         25,040
GNMA #80053                                                        3.38(a)    03/20/27       15,242         15,549
GNMA #80058                                                        3.38(a)    04/20/27       13,669         13,853
GNMA #80300                                                        3.50(a)    07/20/29      103,042        104,183
GNMA #80302                                                        3.38(a)    06/20/29      125,087        126,462
GNMA #80309                                                        3.50(a)    08/20/29       41,007         41,379
GNMA #80426                                                        3.50(a)    07/20/30       19,614         19,823
GNMA #80452                                                        3.50(a)    09/20/30       96,243         97,233
GNMA #80475                                                        3.88(a)    12/20/30      176,984        178,711
GNMA #80577                                                        2.75(a)    02/20/32       57,514         57,576
GNMA #880754                                                       3.38(a)    06/20/30       40,465         41,120
GNMA 1996-4                                                        7.00       04/16/26       19,414         20,344
GNMA 2001-53                                                       3.20(a)    10/20/31       46,929         47,136
GNMA 2002-20                                                       4.50       03/20/32      110,066        109,075
GNMA 2002-69                                                       3.20(a)    06/20/28      563,070        563,501
GNMA 2003-11                                                       4.00       10/17/29      185,355        180,930
GNMA 2003-26                                                       3.27(a)    04/16/33       46,578         46,588
GNMA 2003-86                                                       4.00       03/20/23      180,759        178,645
GNMA 2004-17                                                       4.50       12/20/33      254,953        248,288
                                                                                                        ----------
        Total Mortgage Backed Securities (Cost $3,578,438)                                               3,602,288
                                                                                                        ----------

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS (68.0% of portfolio)
Government Trust Certificate (Israel Trust)                        0.00%(b)   11/15/07   $  500,000     $   446,645
Government Trust Certificate (Israel Trust)                        5.89       08/15/05      595,000         599,935
National Archives Facility Trust                                   8.50       09/01/19       59,388          71,601
Overseas Private Investment Corp.                                  0.00(c)    05/27/08      250,000         257,058
Overseas Private Investment Corp.                                  0.00(d)    11/30/10    1,100,000       1,327,106
Overseas Private Investment Corp.                                  4.10       11/15/14      166,720         162,013
Private Export Funding Corp.                                       5.75       01/15/08      500,000         520,047
Private Export Funding Corp.                                       6.62       10/01/05      100,000         101,592
Rowan Companies Inc.                                               2.80       10/20/13      171,428         159,742
Smith Enron Shipbuilding                                           5.97       12/15/06      149,116         149,557
U.S. Department of Housing and Urban Development                   5.78       08/01/07      250,000         259,218
U.S. Department of Housing and Urban Development                   7.50       08/01/11      250,000         276,747
U.S. Treasury Note                                                 1.13       06/30/05    7,750,000       7,719,729
U.S. Treasury Note                                                 5.75       11/15/05      250,000         253,799
U.S. Treasury Note                                                 1.88       11/30/05      250,000         247,774
U.S. Treasury Note                                                 1.50       03/31/06      500,000         490,528
U.S. Treasury Note                                                 4.63       05/15/06    2,500,000       2,529,980
U.S. Treasury Note                                                 6.50       10/15/06      250,000         260,439
U.S. Treasury Note                                                 2.50       10/31/06    5,500,000       5,399,454
U.S. Treasury Note                                                 2.63       11/15/06    2,250,000       2,211,768
U.S. Treasury Note                                                 3.00       11/15/07    1,250,000       1,222,851
U.S. Treasury Note                                                 3.38       02/15/08    1,250,000       1,231,250
U.S. Treasury Note                                                 2.63       05/15/08      500,000         480,312
U.S. Treasury Note Receipt                                         0.00(b)    11/15/12    3,509,831       2,206,656
                                                                                                        -----------
        Total U.S. Government and Agency Obligations (Cost $28,725,891)                                  28,585,801
                                                                                                        -----------

U.S TREASURY BILLS (16.0% of portfolio)
U.S. Treasury Bill                                                 2.73       04/15/05    2,000,000       1,997,881
U.S. Treasury Bill                                                 2.30       04/21/05    4,750,000       4,743,929
                                                                                                        -----------
        Total U.S. Treasury Bills (Cost $6,741,810)                                                       6,741,810
                                                                                                        -----------
MONEY MARKET ACCOUNTS (0.8% of portfolio)
Vanguard Treasury Money Market Fund                                2.26(e)                  350,688         350,688
                                                                                                        -----------
        Total Money Market Accounts (Cost $350,688)                                                         350,688
                                                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES (COST $42,148,132) - 100%                                               $42,065,168
                                                                                                        ===========

----------

(a) Variable coupon rate as of March 31, 2005.

(b) Zero coupon security, purchased at a discount.

(c) Zero coupon security, security accretes to a premium price at maturity.

(d) Zero coupon security, security accretes to a premium "Put" price at specified dates.

(e) 7-day yield at March 31, 2005.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
CORPORATE BONDS  (32.2% of portfolio)
BASIC INDUSTRIES - 4.2%
   Avery Dennison Corp.                                            3.00%(a)   08/10/07    $  400,000    $   399,997
   Brown Forman Corp.                                              2.13       03/15/06       125,000        122,896
   Cooper Industries Inc.                                          6.72       09/08/05     1,400,000      1,417,878
   Dow Chemical Co.                                                3.70       09/15/05       115,000        114,769
   Dow Chemical Co.                                                8.63       04/01/06       150,000        155,920
   Exxon Capital Corp.                                             6.00       07/01/05     1,425,000      1,433,938
   Gorber Products Co.                                             9.00       10/15/06       145,000        154,210
   Honeywell International, Inc.                                   0.00(c)    08/01/05       125,000        123,541
   International Business Machines Corp.                           3.80       02/01/08       450,000        444,521
   Pepsico Capital Resources Inc.                                  0.00(c)    04/01/06       174,000        166,891
   Pepsico Capital Resources Inc.                                  0.00(c)    04/01/08       154,000        133,387
   Rockwell International Corp.                                    6.63       06/01/05     3,500,000      3,515,802
   Sara Lee Corp.                                                  6.40       06/09/05       115,000        115,515
                                                                                                        -----------
        Total Basic Industries                                                                            8,299,265
                                                                                                        -----------

CONSUMER NON-DURABLE GOODS - 0.6%
Retail
   Wal-Mart Stores, Inc.                                           8.75       12/29/06       467,000        467,247
   McDonald's Corp.                                                6.00       12/22/05       730,000        739,900
                                                                                                        -----------
        Total Consumer Non-Durable Goods                                                                  1,207,147
                                                                                                        -----------

FINANCE - 14.8%
Banks
   Bank of America Corp.                                           7.23       08/15/12       200,000        223,112
   Bayerische Landesbank New York                                  2.40(d)    06/16/06     1,050,000      1,045,102
   Bayerische Landesbank New York                                  2.60       10/16/06     2,850,000      2,795,348
   Bayerische Landesbank New York                                  3.20       04/15/09     1,150,000      1,096,686
   US Bank N.A.                                                    2.87       02/01/07     2,125,000      2,082,838
   US Bank N.A.                                                    3.70       08/01/07       700,000        692,233
   US Bank N.A.                                                    3.75       02/06/09       100,000         97,175
Commercial Lending & Leasing
   AT&T Capital Corp.                                              6.60       05/15/05     1,350,000      1,352,634
   Caterpillar Financial Services Corp.                            3.23(a)    08/07/08       100,000         99,968
   CIT Group, Inc.                                                 1.90       06/15/05       350,000        349,007
   CIT Group, Inc.                                                 5.65       11/15/05       100,000        100,820
   CIT Group, Inc.                                                 3.85       01/15/06       225,000        223,972
   CIT Group, Inc.                                                 6.50       02/07/06     1,775,000      1,814,217
   CIT Group, Inc.                                                 4.13       02/21/06       100,000        100,239
   Textron Financial Corp.                                         3.78(a)    06/13/05     1,200,000      1,201,538
   Textron Financial Corp.                                         2.75       06/01/06       500,000        489,448
Consumer Loans
   Beneficial Corp.                                                7.00       02/12/07       125,000        129,593
   Beneficial Corp.                                                7.06       09/17/07       100,000        105,300
   General Electric Capital Corp.                                  6.00       08/01/05       145,000        146,269
   General Electric Capital Corp.                                  2.80       01/15/07       700,000        684,290
   General Electric Capital Corp.                                  3.37(a)    05/30/08       410,000        408,702
   General Electric Capital Corp.                                  3.37(a)    06/11/08       175,000        174,375
   General Electric Capital Corp.                                  3.37(a)    02/20/09     1,200,000      1,197,778
   General Electric Capital Corp.                                  2.44(a)    11/01/49       115,000        114,495
   General Electric Capital Corp.                                  2.44(a)    02/01/50       200,000        198,936
   General Electric Capital Corp.                                  2.47(a)    06/30/55       270,000        268,035
   General Electric Capital Corp.(b)                               2.63(d)    04/14/09       500,000        480,463
   General Motors Acceptance Corp.                                 6.48       05/01/06     1,000,000        996,513

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
CORPORATE BONDS  - CONTINUED
   General Motors Acceptance Corp.                                 4.50%      07/15/06    $  200,000    $   195,096
   Household Finance Corp.                                         8.00       05/09/05     2,415,000      2,426,350
   Household Finance Corp.                                         6.08       03/08/06        65,000         65,798
   Household Finance Corp.                                         5.35       12/15/07       100,000        100,792
   Household Finance Corp.                                         3.09(a)    08/15/08       100,000         99,978
   Transamerica Finance Corp.                                      0.00(c)    09/01/07       225,000        198,141
Financial Services
   American Express Credit Corp                                    7.45       08/10/05     1,100,000      1,115,579
   Associates Corp. of N.A.                                        6.56       11/14/05       250,000        254,425
   Associates Corp. of N.A.                                        7.40       05/15/06       200,000        207,281
Insurance
   Allstate Financial Global Funding (b)                           2.50       06/20/08       225,000        211,381
   American International Group (b)                                2.88       05/15/08       275,000        262,040
   MassMutual Global Funding (b)                                   4.55       05/30/05       175,000        175,317
   MassMutual Global Funding II (b)                                2.55       07/15/08       100,000         94,356
   MBIA Global Funding LLC (b)                                     2.88       11/30/06     1,250,000      1,223,714
   Nationwide Life Global Funding (b)                              2.75       05/15/07       750,000        727,519
   Principal Life Income Funding                                   3.20       04/01/09       400,000        379,797
   Providian Corp.                                                 7.97       08/12/05       100,000        101,501
   Providian Corp.                                                 6.67       03/07/06       115,000        117,543
Investment Banker/ Broker
   Credit Suisse First Boston Inc.                                 5.25(a)    10/27/05     1,175,000      1,185,660
   Donaldson, Lufkin & Jenrette Securities Corp.                   3.79(a)    03/28/07     1,100,000      1,111,340
                                                                                                        -----------
        Total Finance                                                                                    28,922,694
                                                                                                        -----------

HEALTHCARE  - 5.3%
Healthcare Providers & Services
   Kaiser Foundation Hospitals                                     9.55       07/15/05       490,000        498,246
   UnitedHealth Group Inc.                                         7.50       11/15/05     4,800,000      4,895,534
   UnitedHealth Group Inc.                                         3.38       08/15/07       475,000        465,142
Major Drugs
   Merck & Co., Inc.                                               2.50       03/30/07     1,825,000      1,768,536
   Merck & Co., Inc. (b)                                           4.73(a)    02/22/06     1,825,000      1,834,974
   Pfizer Inc.                                                     2.50       03/15/07     1,000,000        972,638
                                                                                                        -----------
        Total Healthcare                                                                                 10,435,070
                                                                                                        -----------

PUBLISHING  - (less than 0.1%)
Newspapers
   Gannet Co. Inc.                                                 4.95       04/01/05       100,000        100,000
                                                                                                        -----------
        Total Publishing                                                                                    100,000
                                                                                                        -----------

TRANSPORTATION  - 0.3%
Railroad
   CSX Corp.                                                       6.72       06/01/06       100,000        102,891
   Union Tank Car Co.                                              6.76       01/02/06        99,975        102,288
   Union Tank Car Co.                                              6.57       01/02/14       340,160        363,631
                                                                                                        -----------
        Total Transportation                                                                                568,810
                                                                                                        -----------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
CORPORATE BONDS  - CONTINUED
UTILITIES - 7.0%
Electric & Gas
   Cleco Corp.                                                     8.75%      06/01/05    $  575,000    $   579,691
   Cleco Corp.                                                     7.00       05/01/08       375,000        394,323
   Colonial Pipeline Co. (b)                                       7.45       08/15/07       500,000        533,749
   Consumers Energy Co.                                            6.38       02/01/08     1,250,000      1,310,324
   Ohio Valley Electric Corp.  (b)                                 5.94       02/12/06     1,360,000      1,383,807
   PacifiCorp                                                      6.75       04/01/05       120,000        120,000
   Pennsylvania Power & Light Co.                                  6.55       03/01/06       128,000        131,200
   Potomac Electric Power Co.                                      6.25       10/15/07       250,000        260,563
   South Carolina Electric & Gas Co.                               7.63       04/01/25     1,475,000      1,509,418
   United Energy Ltd. (b)                                          6.00       11/01/05       600,000        607,286
   Washington Gas Light Co.                                        6.51       08/18/08       350,000        370,049
   Washington Gas Light Co.                                        6.50       06/09/25     1,425,000      1,432,776
Telephone
   Ameritech Capital Funding                                       7.50       04/01/05       450,000        450,000
   GTE California Inc.                                             7.00       05/01/08       750,000        793,154
   GTE Hawailan Telephone Inc.                                     7.38       09/01/06       260,000        270,524
   New England Telephone & Telegraph Co.                           7.65       06/15/07       400,000        425,812
   NYNEX Corp.                                                     9.55       05/01/10        82,061         90,500
   Pacific Bell                                                    5.88       02/15/06       275,000        279,627
   SBC Communications Capital Corp.                                7.58       05/04/05       775,000        777,792
   SBC Communications Capital Corp.                                6.60       11/27/06     1,250,000      1,297,847
   Southwestern Bell Telephone Co.                                 6.63       07/15/07       250,000        261,782
   Southwestern Bell Telephone Co.                                 7.50       04/26/05       500,000        501,291
                                                                                                        -----------
        Total Utilities                                                                                  13,781,515
                                                                                                        -----------
        Total Corporate Bonds (Cost $63,499,728)                                                         63,314,501
                                                                                                        -----------

YANKEE BONDS  (5.1% of portfolio)
Bayerische Landesbank                                              3.50(d)    07/22/11       950,000        901,579
European Investment Bank                                           2.70       04/20/07       700,000        682,027
Glaxosmithkline Capital PLC                                        2.38       04/16/07       600,000        580,621
HBOS Treasury Services PLC (b)                                     2.25(d)    06/09/06       750,000        748,171
HBOS Treasury Services PLC (b)                                     4.00       09/15/09       675,000        657,391
Hydro-Quebec                                                       6.27       01/03/26        80,000         90,274
Inter American Development Bank                                    0.00(c)    12/16/06       925,000        868,121
International Bank for Reconstruction and Development              0.00(c)    02/15/08       100,000         87,952
International Bank for Reconstruction and Development              3.38(d)    05/28/10       125,000        121,105
International Bank for Reconstruction and Development              3.38(d)    05/28/10       300,000        290,653
KFW International Finance, Inc.                                    4.25       04/18/05       110,000        110,054
KFW                                                                3.25       09/21/07     1,220,000      1,194,193
KFW                                                                4.25(d)    01/13/11       890,000        866,229
LLOYDS Bank PLC                                                    3.63(d)    11/28/08       400,000        392,808
Nestle Holding Inc.                                                3.25(d)    03/31/09       785,000        748,530
Ontario Province of Canada                                         3.28       03/28/08       800,000        776,329
Texaco Brasil SA (b)                                               0.00(c)    11/17/05       710,000        691,336
UBS AG Jersey                                                      3.45(d)    07/13/07       125,000        122,537
                                                                                                        -----------
        Total Yankee Bonds (Cost $10,115,970)                                                             9,929,910
                                                                                                        -----------

ASSET BACKED SECURITIES (13.9% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)                     3.14(d)    09/17/12        89,390         89,989
ACLC Franchise Loan Receivables Trust 97-B (b)                     6.73       04/15/14     1,521,157      1,515,390
Americredit Automobile Receivables Trust 02-A3                     4.23       10/06/06       234,293        234,302
Americredit Automobile Receivables Trust 02-A4                     4.61       01/12/09       338,197        340,477
Americredit Automobile Receivables Trust 02-C4                     3.55       02/12/09       800,000        796,270
Americredit Automobile Receivables Trust 03-A4                     3.10       11/06/09       100,000         99,020
Americredit Automobile Receivables Trust 05-A                      3.93       10/06/11     1,100,000      1,082,654
Atlantic City Electric Transition Funding LLC 03-1                 2.89       07/20/11       924,827        896,705
Capital One Master Trust 01-8                                      4.60       08/17/09       155,000        156,149
Chemical Master Credit Card Trust I 96-3                           7.09       02/15/09     2,100,000      2,176,926
CIT RV Trust 98-A                                                  6.09       02/15/12        15,470         15,482

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
ASSET BACKED SECURITIES  - CONTINUED
CIT RV Trust 99-A                                                  6.24%      08/15/15    $  200,000    $   205,428
CNH Equipment Trust 04-A                                           2.94       10/15/08     1,175,000      1,151,899
DVI Receivables Corp. 99-1                                         6.59       05/13/07       123,806        107,711
DVI Receivables Corp. 00-2                                         7.12       11/12/08       776,845        745,771
DVI Receivables Corp. 01-2                                         3.52       07/11/05     1,116,593        893,274
DVI Receivables Corp. 02-1                                         4.57       06/11/10       513,044        364,261
DVI Receivables Corp. 03-1                                         3.30(a)    03/14/11     2,018,376      1,604,609
First North American National Bank 03-A                            3.29(a)    05/16/11     1,350,000      1,355,254
Fleet Credit Card Master Trust 01-B                                5.60       12/15/08       475,000        484,027
Harley-Davidson Motorcycle Trust 04-1                              1.40       10/15/08       972,038        961,597
HPSC Equipment Receivable 03-1A (b)                                3.60(a)    03/20/10     1,383,139      1,391,617
Ikon Receivables LLC 03-1                                          2.33       12/15/07       668,469        664,350
LAI Vehicle Lease Securization Trust 04-A (b)                      3.41       12/15/10       899,494        888,637
Metris Master Trust 02-3A                                          3.15(a)    05/20/09       200,000        199,913
Metris Master Trust 99-2                                           3.37(a)    01/20/10     3,015,000      3,014,978
MMCA Automobile Trust 01-3                                         3.11(a)    04/16/07     1,180,816      1,180,855
MMCA Automobile Trust 02-4                                         3.05       11/16/09       300,000        297,776
Peachtree Franchise Loan, LLC 99-A (b)                             6.68       01/15/21       366,925        363,190
Prestige Auto Receivables (b)                                      3.69       06/15/11     2,124,371      2,115,130
Providan Gateway Master Trust 02-B (b)                             3.51(a)    06/15/09     1,450,000      1,457,083
Small Business Administration 99-10B                               6.00       03/01/09        49,029         49,899
Small Business Administration 02-20K                               5.08       11/01/22       315,624        317,689
Union Acceptance Corp. 02-A                                        4.59(d)    07/08/08        81,270         81,727
                                                                                                        -----------
        Total Asset Backed Securities (Cost $28,191,434)                                                 27,300,039
                                                                                                        -----------

MORTGAGE BACKED SECURITIES  (17.9% of portfolio)
American Business Financial Services 99-1                          6.58       05/25/30       358,216        364,564
Ameriquest Mortgage Securities Inc. 04-IA1                         3.50(a)    09/25/34     1,175,000      1,186,917
Amresco Residential Securities 98-1                                7.07       10/25/27       211,334        211,328
Banc America Mortgage Securities Inc. 04-F                         4.17(a)    07/25/34     1,059,698      1,041,830
Chase Mortgage Finance Corp. 03-S2                                 5.00       03/25/18        89,845         89,319
Chemical Mortgage Acceptance Corp. 88-2                            8.00(a)    05/25/18        17,178         17,207
CITICORP Mortgage Securities, Inc. 88-11                           3.73(a)    08/25/18       147,602        147,335
CITICORP Mortgage Securities, Inc. 88-17                           3.86(a)    11/25/18       138,513        138,214
CMO Trust 17                                                       7.25       04/20/18         6,300          6,312
Conseco Finance Securitizations Corp. 00-C                         3.18(a)    12/15/29     1,406,126      1,406,084
Conseco Finance Securitizations Corp. 01-2                         6.60       02/01/33       552,524        561,309
Contimortgage Home Equity Loan Trust 95-2                          8.10       08/15/25       218,136        228,682
Countrywide Home Loans 02-32                                       3.35(a)    01/25/33       106,307        106,404
Countrywide Home Loans 03-56                                       3.47       12/25/33       239,587        239,587
Countrywide Home Loans 03-J13                                      5.25       01/25/24     1,301,273      1,279,955
Credit Suisse First Boston Mortgage 03-21A1                        4.75       08/25/18       775,986        767,614
Credit Suisse First Boston Mortgage 03-21A11                       4.35(a)    09/25/33       206,553        210,673
Credit Suisse First Boston Mortgage 04-AR3                         4.80(a)    04/25/34       181,771        182,128
DLJ Mortgage Acceptance Corp. 91-3                                 3.83(a)    02/20/21       160,420        158,953
FHLMC 2419                                                         5.50       03/15/17         9,639          9,882
FHLMC 2586                                                         3.50       12/15/32       657,686        654,191
FHLMC 2649                                                         4.50       07/15/18       796,412        762,952
FHLMC 780754                                                       4.72(a)    08/01/33        99,219         97,532
FHLMC M80833                                                       4.00       08/01/10       607,721        596,222
FHLMC M80848                                                       3.00       07/01/10       434,007        410,907
First Alliance Mortgage Loan Trust 94-1                            5.85       04/25/25        60,171         60,040
First Alliance Mortgage Loan Trust 94-2                            7.63       07/25/25        87,017         86,826
First Alliance Mortgage Loan Trust 94-3                            7.83       10/25/25         7,825          7,798
First Greensboro Home Equity Loan Trust 98-1                       6.55       12/25/29       110,907        111,750
FNMA 93-170                                                        3.03(a)    09/25/08        11,788         11,593
FNMA 03-05                                                         4.25       08/25/22       391,767        384,248
FNMA 03-38                                                         5.00       03/25/23       395,577        394,335
FNMA 03-81                                                         4.75       09/25/18       431,421        416,224
FNMA 03-86                                                         4.50       09/25/18       823,014        785,711
FNMA 04-34                                                         5.50       05/25/19       645,120        655,287

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Interest    Maturity       Face
                                                                    Rate        Date        Amount        Value
                                                                  --------    --------    ----------    -----------
MORTGAGE BACKED SECURITIES - CONTINUED
Fremont Home Loan Owners Trust 99-2                                7.78%      06/25/29    $   91,634    $    91,415
GNMA 02-69                                                         3.20(a)    06/20/28       579,158        579,601
GNMA 03-11                                                         4.00       10/17/29       962,420        939,442
GNMA 03-26                                                         3.27(a)    04/16/33       104,801        104,824
GNMA 04-17                                                         4.50       12/20/33       127,477        124,144
GNMA 583189                                                        4.50       02/20/17        96,554         95,138
Green Tree Financial Corp. 98-3                                    6.22       03/01/30       480,509        488,496
GS Mortgage Securities Corp. 03-10                                 4.97(a)    10/25/33       815,990        819,520
GS Mortgage Securities Corp. 03-3F                                 5.00       04/25/33       239,941        239,900
JP Morgan Mortgage Trust 04-A3                                     5.00       07/25/34       624,066        607,076
Lehman ABS Manufactured Housing Contract 01-B                      4.35       05/15/14       385,353        373,073
Morgan Stanley Capital Inc. 04-1                                   5.00       11/25/18       520,948        499,803
Mortgage Capital Funding, Inc. 98-MC3                              6.00       11/18/31        26,919         27,014
New Century Home Equity Loan Trust 97-NC5                          6.70       10/25/28        18,160         18,108
Oakwood Mortgage Investors, Inc. 99-D                              7.84       11/15/29       741,462        649,613
Oakwood Mortgage Investors, Inc. 02-A                              3.06(a)    09/15/14       713,956        503,164
Residential Accredit Loans, Inc. 02-QS9                            3.45(a)    07/25/32        59,476         59,635
Residential Asset Mortgage Products, Inc. 03-RS8                   3.01(a)    08/25/21         4,541          4,541
Residential Asset Mortgage Products, Inc. 03-RZ1                   3.49       08/25/29       310,166        309,536
Residential Asset Securitization Trust 04-A4                       5.50       08/25/34       634,130        633,502
Residential Funding Mortgage Securities, Inc. 03-S11               3.50       06/25/18       405,453        397,989
Residential Funding Mortgage Securities, Inc. 03-S15               4.50       08/25/18       491,599        477,939
Ryland Acceptance Corp. 64 E                                       3.50(a)    04/01/18       158,303        158,341
Salomon Brothers Mortgage Securities 97-LB6                        6.82       12/25/27        10,044         10,063
Structured Adjustable Rate Mortgage Rate 04-3                      4.94(a)    03/25/34        97,680         96,145
Structured Adjustable Rate Mortgage Rate 04-8                      4.72(a)    07/25/34       700,000        676,354
Structured Asset Securities Corp. 98-RF1 (b)                       8.73(a)    04/15/27       154,400        160,526
Structured Asset Securities Corp. 03-8                             5.00       04/25/33       209,401        208,961
Structured Mortgage Asset Residential Trust 92-10A                 7.50       11/25/08        21,000         21,164
UCFC Manufactured Housing Contract 98-2 A3                         6.16       08/15/19     2,839,138      2,858,885
Vanderbilt Mortgage & Finance 03-A                                 3.40(a)    05/07/26     1,605,558      1,616,957
Washington Mutual Mortgage Securities Corp. 03-S5                  4.30(a)    06/25/33        57,470         57,292
Washington Mutual Mortgage Securities Corp. 03-AR10-A3             3.53       10/25/33       331,082        329,562
Washington Mutual Mortgage Securities Corp. 03-AR10-A4             4.08(a)    10/25/33     1,200,000      1,191,250
Washington Mutual Mortgage Securities Corp. 03-AR11                3.99       10/25/33     1,075,000      1,049,461
Washington Mutual Mortgage Securities Corp. 03-AR12                3.36       02/25/34       558,670        556,553
Washington Mutual Mortgage Securities Corp. 04-AR9                 2.47       08/25/34       261,170        260,767
Washington Mutual Mortgage Securities Corp. 04-A3                  3.43       08/25/34     1,225,000      1,221,623
Wells Fargo Mortgage Backed Securities 03-6                        5.00       06/25/18        87,758         87,045
Wells Fargo Mortgage Backed Securities 03-17                       5.00       01/25/34       753,636        752,759
Wells Fargo Mortgage Backed Securities 04-F                        4.75(a)    06/25/34     1,381,557      1,324,678
Wells Fargo Mortgage Backed Securities 04-12                       4.74       07/25/34       647,034        621,144
                                                                                                        -----------
        Total Mortgage Backed Securities (Cost $35,587,803)                                              35,092,916
                                                                                                        -----------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                      Interest        Maturity         Face
                                                        Rate            Date          Amount            Value
                                                      --------        --------      ----------        -----------
MUNICIPAL BONDS  (1.8% of portfolio)
Chicago Illinois Public Building Commission             7.13%         01/01/10      $  250,000        $   278,380
Collier County Florida Water & Sewer                    2.25          07/01/06         625,000            611,669
Fiscal Year 2005 Securication Corp. New York            3.51          10/01/12       2,350,000          2,332,211
Santa Maria CA Water & Wastewater Authority             0.00(c)       08/01/06         240,000            227,225
                                                                                                      -----------
        Total Municipal Bonds (Cost $3,478,221)                                                         3,449,485
                                                                                                      -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.9% of portfolio)
Federal Farm Credit Bank                                2.10          03/17/06       1,200,000          1,181,123
Federal Farm Credit Bank                                2.20          07/10/06       1,200,000          1,175,532
Federal Farm Credit Bank                                2.63          08/11/06       1,450,000          1,426,045
Federal Farm Credit Bank                                2.35          08/18/06       1,200,000          1,175,348
Federal Farm Credit Bank                                2.20          10/03/06       1,200,000          1,170,418
Federal Farm Credit Bank                                2.30          12/11/06         800,000            778,530
Federal Farm Credit Bank                                3.24          03/17/08         250,000            239,278
Federal Farm Credit Bank                                3.92          10/27/08         700,000            689,595
Federal Home Loan Bank                                  2.04          11/15/05         200,000            198,248
Federal Home Loan Bank                                  2.10          04/24/06         700,000            687,835
Federal Home Loan Bank                                  2.27          07/28/06       1,350,000          1,322,530
Federal Home Loan Bank                                  3.00          10/20/06         750,000            739,982
Federal Home Loan Bank                                  3.80          11/13/07       1,250,000          1,239,189
Federal Home Loan Bank                                  3.65          12/03/07         750,000            732,582
Federal Home Loan Bank                                  2.13(d)       12/26/07         750,000            727,919
Federal Home Loan Bank                                  3.50          05/19/08         775,000            758,560
Federal Home Loan Bank                                  2.88          06/30/08         250,000            239,776
Federal Home Loan Bank                                  4.10          11/05/08       1,250,000          1,239,114
Federal Home Loan Bank                                  3.83          11/28/08       1,350,000          1,312,751
Federal Home Loan Bank                                  3.50(d)       06/15/09         770,000            769,629
Federal Home Loan Mortgage Corp. (e)                    2.05          11/28/05         700,000            693,391
Federal Home Loan Mortgage Corp. (e)                    2.75          05/05/06         850,000            840,590
Federal Home Loan Mortgage Corp. (e)                    2.63          11/28/06       1,100,000          1,073,648
Federal Home Loan Mortgage Corp. (e)                    2.25          12/26/06       1,250,000          1,215,103
Federal Home Loan Mortgage Corp. (e)                    3.00          04/30/07       1,375,000          1,347,919
Federal Home Loan Mortgage Corp. (e)                    3.75          01/28/08       1,900,000          1,878,026
Federal Home Loan Mortgage Corp. (e)                    3.26(a)       05/17/07         175,000            174,957
Federal Home Loan Mortgage Corp. (e)                    3.05(d)       12/15/09         250,000            248,956
Federal National Mortgage Assn. (e)                     2.00          01/23/06       1,450,000          1,431,056
Federal National Mortgage Assn. (e)                     2.00          06/09/06         400,000            391,612
Federal National Mortgage Assn. (e)                     2.15          07/28/06         900,000            880,386
Federal National Mortgage Assn. (e)                     2.76          07/28/06         250,000            246,438
Federal National Mortgage Assn. (e)                     2.80          11/13/06       1,200,000          1,178,863
Federal National Mortgage Assn. (e)                     3.50          03/29/07         100,000             98,997
Federal National Mortgage Assn. (e)                     2.60          03/30/07       1,950,000          1,897,110
Federal National Mortgage Assn. (e)                     4.18          08/27/09         250,000            246,334
Federal National Mortgage Assn. (e)                     4.13          09/02/09         250,000            241,507
Federal National Mortgage Assn. (e)                     3.25(d)       11/24/09         150,000            149,113
Overseas Private Investment Corp.                       0.00(f)       05/27/08         500,000            514,115
Overseas Private Investment Corp.                       0.00(g)       11/30/10       1,525,000          1,839,851
Overseas Private Investment Corp.                       4.10          11/15/14         916,960            891,074
Smith Enron, Shipbuilding                               5.97          12/15/06         176,000            176,521
Tennessee Valley Authority                              0.00(c)       05/01/05         100,000             99,756
Tennessee Valley Authority                              3.30          01/15/08         325,000            316,656
Tennessee Valley Authority                              2.45          05/15/08         650,000            614,927
U.S. Department of Housing & Urban Div.                 7.50          08/01/11         180,000            199,258
U.S. Treasury Note                                      1.88          11/30/05       1,150,000          1,139,758
U.S. Treasury Note                                      1.50          03/31/06       1,100,000          1,079,160
U.S. Treasury Note                                      4.63          05/15/06       1,100,000          1,113,191
U.S. Treasury Note                                      2.63          11/15/06       2,775,000          2,727,847
U.S. Treasury Note                                      3.00          11/15/07       1,150,000          1,125,023
U.S. Treasury Note                                      2.63          05/15/08       3,000,000          2,881,875
                                                                                                      -----------
        Total U.S. Government and Agency Obligations (Cost $47,562,580)                                46,757,002
                                                                                                      -----------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                      Interest        Maturity         Face
                                                        Rate            Date          Amount            Value
                                                      --------        --------      ----------       ------------
COMMERCIAL PAPER  (5.2% of portfolio)
American Express Credit Corp                            2.76%         04/01/05      $9,162,000       $  9,162,000
Prudential Funding Corp.                                2.75          04/01/05       1,000,000          1,000,000
                                                                                                     ------------
        Total Commercial Paper (Cost $10,162,000)                                                      10,162,000
                                                                                                     ------------

MONEY MARKET ACCOUNTS  (less than 0.1% of portfolio)
SSgA Money Market Fund                                  2.39(h)                          1,724              1,724
SSgA Prime Money Market Fund                            2.58(h)                              1                  1
                                                                                                     ------------
        Total Money Market Accounts  (Cost $1,725)                                                          1,725
                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES (COST $198,599,461) - 100%                                           $196,007,578
                                                                                                     ============

----------

(a) Variable coupon rate as of March 31, 2005.

(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $17,613,066 and represents 8.99 % of net assets.

(c) Zero coupon security, purchased at a discount.

(d) Step coupon security, the current rate may be adjusted updwards before maturity date.

(e) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f) Zero coupon security, security accretes to a premium price at maturity.

(g) Zero coupon security, security accretes to a premium "Put" price at specified dates.

(h) 7-day yield at March 31, 2005.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(Unaudited)

                                                                COST               VALUE
                                                            -----------         -----------
Investment in State Street Equity 500 Index Portfolio       $50,814,824         $44,717,301

Substantially all the assets of the Stock Index Fund are invested in the Equity 500 Index Portfolio managed by SSgA . As of March 31, 2005, the Stock Index Fund's ownership interest in the State Street Equity 500 Index Portfolio was 1.66%.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                         Shares           Value
                                                         -------       -----------
COMMON STOCKS (94.6% of portfolio)
CONSUMER DISCRETIONARY - 6.2%
Auto Components
   Delphi Corp.                                          932,000       $ 4,175,360
Restaurants
   Wendy's International, Inc.                           445,200        17,380,608
Specialty Retail
   Office Depot, Inc. (a)                                156,979         3,481,794
                                                                       -----------
        Total Consumer Discretionary                                    25,037,762
                                                                       -----------

CONSUMER STAPLES - 4.4%
Food Products
   Dean Foods Co. (a)                                    302,300        10,368,890
   J.M. Smucker Co.                                      148,853         7,487,306
                                                                       -----------
        Total Consumer Staples                                          17,856,196
                                                                       -----------

ENERGY - 15.5%
Energy Equipment & Services
   Baker Hughes, Inc.                                    127,000         5,650,230
Oil & Gas
   BP PLC ADR                                            172,352        10,754,765
   ChevronTexaco Corp.                                   234,000        13,644,540
   ConocoPhillips                                        173,000        18,656,320
   Marathon Oil Corp.                                    300,000        14,076,000
                                                                       -----------
        Total Energy                                                    62,781,855
                                                                       -----------

FINANCIALS - 22.3%
Commercial Banks
   Bank of America Corp.                                 320,200        14,120,820
   Commerce Bancshares, Inc.                              21,305         1,026,901
Diversified Financial Services
   CIT Group Inc.                                        241,000         9,158,000
   Citigroup, Inc.                                       210,100         9,441,894
   Genworth Financial, Inc.                              359,000         9,879,680
   J. P. Morgan, Chase & Co.                             402,600        13,929,960
Thrifts & Mortgage Finance
   Washington Mutual, Inc.                               132,552         5,235,804
Insurance
   Allstate Corp.                                        140,000         7,568,400
   Chubb Corp.                                           111,000         8,798,970
   Principal Financial Group                             142,800         5,496,372
   Unumprovident Corp.                                   337,000         5,735,740
                                                                       -----------
        Total Financials                                                90,392,541
                                                                       -----------

HEALTHCARE - 11.6%
Healthcare Providers & Services
   HCA Corp.                                             120,000         6,428,400
Pharmaceuticals
   Abbott Laboratories                                   244,000        11,375,280
   Bristol Myers Squibb Co.                              480,700        12,238,622
   GlaxoSmithKline PLC                                    75,000         3,444,000
   Hospira Inc. (a)                                       80,400         2,594,508
   Schering-Plough Corp.                                 614,000        11,144,100
                                                                       -----------
        Total Healthcare                                                47,224,910
                                                                       -----------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2005
(UNAUDITED)

                                                                Shares/
                                                              Face Amount            Value
                                                              ------------        ------------
COMMON STOCKS - CONTINUED
INDUSTRIALS - 22.1%
Airlines
   Southwest Airlines Co.                                          740,000        $ 10,537,600
Commercial Services & Supplies
   Avery Dennison Corp.                                            162,600          10,069,818
   R.R. Donnelley & Sons Co.                                       121,700           3,848,154
Industrial Conglomerates
   Honeywell International Inc.                                    145,000           5,395,450
   Parker Hannifin Corp.                                           156,975           9,562,917
   Tyco International Ltd.                                         363,380          12,282,244
Machinery
   Flowserve Corp. (a)                                             390,000          10,089,300
Distributers
   Applied Industrial Technologies, Inc.                            87,000           2,366,400
   Genuine Parts Co.                                               400,400          17,413,396
   Hughes Supply, Inc.                                             266,000           7,913,500
                                                                                  ------------
        Total Industrials                                                           89,478,779
                                                                                  ------------

INFORMATION TECHNOLOGY - 2.0%
Computers & Peripherals
   Hewlett-Packard Co.                                             254,000           5,572,760
Office Electronics
   IKON Office Solutions, Inc.                                     260,000           2,571,400
                                                                                  ------------
        Total Information Technology                                                 8,144,160
                                                                                  ------------

MATERIALS - 5.1%
Containers & Packaging
   Bemis Co., Inc.                                                 433,600          13,493,632
   Pactiv Corp. (a)                                                301,200           7,033,020
                                                                                  ------------
        Total Materials                                                             20,526,652
                                                                                  ------------

UTILITIES - 5.4%
Gas Utilities
   El Paso Corp.                                                   975,564          10,321,467
Multi-Utilities
   Questar Corp.                                                   196,200          11,624,850
                                                                                  ------------
        Total Utilities                                                             21,946,317
                                                                                  ------------
        Total Common Stocks (Cost $229,531,674)                                    383,389,172
                                                                                  ------------

COMMERCIAL PAPER (5.4% of portfolio)
American Express Corp., 2.76%, due 04/01/05                   $ 18,755,000          18,755,000
American General Finance Corp., 2.78%, due 04/06/05              3,000,000           2,998,842
                                                                                  ------------
        Total Commercial Paper (Cost $21,753,842)                                   21,753,842
                                                                                  ------------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2005
(UNAUDITED)

                                                                    Shares       Value
                                                                    ------   ------------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 2.39% (b)                                   2,194    $      2,194
SSgA Prime Money Market Fund, 2.58% (b)                                 1               1
                                                                             ------------
        Total Money Market Accounts (Cost $2,195)                                   2,195
                                                                             ------------

TOTAL INVESTMENTS IN SECURITIES (COST $251,287,711) - 100%                   $405,145,209
                                                                             ============

----------

(a) Non-income producing.

(b) 7-day yield at March 31, 2005.

ADR - American Depository Receipt

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                       Shares           Value
                                                       ------        -----------
COMMON STOCKS  (86.5% of portfolio)
CONSUMER DISCRETIONARY - 15.7%
Auto Components
   Cooper Tire & Rubber Co.                            55,000        $ 1,009,800
Restaurants
   CBRL Group, Inc.                                    27,100          1,119,230
   O'Charley's Inc. (a)                                77,300          1,680,502
Household Durables
   La-Z-Boy Inc.                                       78,000          1,086,540
Specialty Retail
   Claire's Stores, Inc.                               67,000          1,543,680
   Hancock Fabrics, Inc.                                2,200             16,368
                                                                     -----------
        Total Consumer Discretionary                                   6,456,120
                                                                     -----------

CONSUMER STAPLES - 4.4%
Food Products
   J.M. Smucker Co.                                    15,868            798,160
Personal Products
   Alberto Culver Co. (Class A)                        21,000          1,005,060
                                                                     -----------
        Total Consumer Staples                                         1,803,220
                                                                     -----------

ENERGY - 7.3%
Energy Equipment & Services
   Helmerich & Payne, Inc.                             37,500          1,488,375
Oil & Gas
   Cimarex Energy Co. (a)                              39,400          1,536,600
                                                                     -----------
        Total Energy                                                   3,024,975
                                                                     -----------

FINANCIALS - 12.3%
Commercial Banks
   American National Bankshares Inc.                    4,000             96,120
   Astoria Financial Corp.                             30,000            759,000
   Citizens Banking Corp.                              12,700            372,872
   City Bank (Lynnwood WA)                             19,707            637,324
   James Monroe Bancorp, Inc. (a)                      10,500            189,630
   National Bankshares Inc. (Virginia)                 17,700            802,872
   Valley National Bancorp                             42,274          1,089,824
Diversified Finanial Services
   Asset Acceptance Capital Corp. (a)                  57,500          1,097,100
                                                                     -----------
        Total Financials                                               5,044,742
                                                                     -----------

HEALTHCARE - 2.0%
Healthcare Providers & Services
   Triad Hospitals Inc. (a)                            16,600            831,660
                                                                     -----------
        Total Healthcare                                                 831,660
                                                                     -----------

INDUSTRIALS - 25.2%
Aerospace & Defense
   Triumph Group, Inc. (a)                             23,900            930,666
Industrial Conglomerates
   Carlisle Companies, Inc.                            19,000          1,325,630
   CLARCOR, Inc.                                        8,100            420,876
   Standex International Corp.                         19,500            532,350
Machinery
   Flowserve Corp. (a)                                 58,500          1,513,395
   Manitowoc Co., Inc.                                 31,000          1,252,090
   Regal-Beloit Corp.                                  43,500          1,252,365

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2005
(UNAUDITED)

                                                                  Shares/
                                                                Face Amount        Value
                                                                -----------     ------------
COMMON STOCKS - CONTINUED
Road & Rail
   Overnite Corp.                                                   28,500      $    911,715
Distributers
   Applied Industrial Technologies, Inc.                            30,300           824,160
   Hughes Supply, Inc.                                              46,400         1,380,400
                                                                                ------------
        Total Industrials                                                         10,343,647
                                                                                ------------

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment
   Belden CDT, Inc.                                                 61,250         1,360,363
Computers & Peripherals
   Western Digital Corp. (a)                                       100,000         1,275,000
Electronic Equipment & Instruments
   Vishay Intertechnology, Inc. (a)                                115,000         1,429,450
Office Electronics
   IKON Office Solutions, Inc.                                     103,500         1,023,615
                                                                                ------------
        Total Information Technology                                               5,088,428
                                                                                ------------

MATERIALS - 1.7%
Containers & Packaging
   Pactiv Corp. (a)                                                 30,000           700,500
                                                                                ------------
        Total Materials                                                              700,500
                                                                                ------------

UTILITIES - 5.5%
Multi-Utilities
   Questar Corp.                                                    38,300         2,269,275
                                                                                ------------
        Total Utilities                                                            2,269,275
                                                                                ------------
        Total Common Stocks (Cost $24,445,969)                                    35,562,567
                                                                                ------------

COMMERCIAL PAPER (13.5% of portfolio)
American Express Credit Corp., 2.76%, due 04/01/05              $1,758,000         1,758,000
American General Finance Corp., 2.78%, due 04/06/05              1,899,266         1,899,266
ChevronTexaco Funding Corp., 2.73%, due 04/13/05                 1,898,271         1,898,271
                                                                                ------------
        Total Commercial Paper (Cost $5,555,537)                                   5,555,537
                                                                                ------------

MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 2.39%  (b)                                     349               349
SSgA Prime Money Market Fund, 2.58%  (b)                                 1                 1
                                                                                ------------
        Total Money Market Accounts (Cost $350)                                          350
                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES (COST $30,001,856) - 100%                       $ 41,118,454
                                                                                ============

----------

(a) Non-income producing.

(b) 7-day yield at March 31, 2005.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(Unaudited)

                                                                     Cost            Value
                                                                  -----------     ----------
Investment in State Street MSCI(R) EAFE(R) Index Portfolio        $10,270,529     $8,900,533

Substantially all the assets of the International Stock Index Fund are invested in the State Street MSCI(R) EAFE(R) Portfolio managed by SSgA. As of March 31, 2005, the International Stock Index Fund's ownership interest in the State Street MSCI(R) EAFE(R) Index Portfolio was 19.32%.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCK(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                  Shares         Value
                                                                  -------     -----------
EXCHANGE TRADED FUND  (98.9% of portfolio)
Nasdaq-100 Index Tracking Stock(SM)                               180,800     $ 6,608,239
                                                                              -----------
        Total Exchange Traded Fund (Cost $6,633,089)                            6,608,239
                                                                              -----------

MONEY MARKET ACCOUNT (1.1% of portfolio)
SSgA Money Market Fund, 2.39% (a)                                  15,489          15,489
                                                                              -----------
        Total Money Market Account (Cost $15,489)                                  15,489
                                                                              -----------
TOTAL INVESTMENTS IN SECURITIES (COST $6,648,578) - 100%)                     $ 6,623,728
                                                                              ===========

----------

(a) 7-day yield at March 31, 2005.

On March 31, 2005, substantially all of the assets of the NASDAQ-100 Index Tracking Stock(SM) Fund were invested in shares of the NASDAQ-100 Index Tracking Stock(SM) , issued by the NASDAQ-100 Trust, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index. More information about the NASDAQ-100 Index Tracking Stock(SM) is available in its financial statements, which are publicly available and may be obtained on the SEC Edgar System.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                             MARKET
                                              VALUE
                                SHARES        (000)
                              ---------      -------
COMMON STOCKS -- 97.67%
CONSUMER DISCRETIONARY -- 10.90%
AutoNation, Inc. (a)             63,100      $ 1,195
AutoZone, Inc. (a)               18,587        1,593
Bed Bath & Beyond, Inc. (a)      71,814        2,624
Best Buy Co., Inc.               76,621        4,138
Big Lots, Inc. (a)               28,738          345
Black & Decker Corp.             19,233        1,519
Brunswick Corp.                  22,929        1,074
Carnival Corp. (b)              129,319        6,700
Centex Corp.                     29,676        1,700
Circuit City Stores, Inc.        48,139          773
Clear Channel
  Communications, Inc.          130,065        4,483
Coach, Inc. (a)                  46,700        2,645
Comcast Corp. (a)               539,767       18,233
Cooper Tire & Rubber Co. (b)     18,137          333
Dana Corp.                       36,349          465
Darden Restaurants, Inc.         37,510        1,151
Delphi Corp.                    133,967          600
Dillard's, Inc. Class A (b)      19,453          523
Dollar General Corp. (b)         78,215        1,714
Dow Jones & Co., Inc.            19,526          730
Eastman Kodak Co. (b)            68,437        2,228
eBay, Inc. (a)                  296,120       11,033
Family Dollar Stores, Inc.       40,068        1,216
Federated Department Stores,
  Inc.                           40,376        2,570
Ford Motor Co.                  446,755        5,062
Fortune Brands, Inc.             34,366        2,771
Gannett Co., Inc.                61,138        4,835
Gap, Inc.                       182,030        3,976
General Motors Corp. (b)        135,273        3,976
Genuine Parts Co.                41,693        1,813
Goodyear Tire & Rubber Co.
  (a) (b)                        43,242          577
Harley-
Davidson, Inc. (b)               70,138        4,051
Harrah's
 Entertainment, Inc.(b)          26,733        1,726
Hasbro, Inc.                     42,787          875
Hilton Hotels Corp.              92,143        2,059
Home Depot, Inc.                535,557       20,480
International Game
  Technology                     82,252        2,193
Interpublic Group of Cos.,
  Inc. (a)                      100,977        1,240
JC Penney & Co., Inc.            68,188        3,540
Johnson Controls, Inc.           45,396        2,531
Jones Apparel Group, Inc.        29,379          984
KB HOME                          11,031        1,296
Knight-Ridder, Inc.              18,391        1,237
Kohl's Corp. (a)                 82,410        4,255
Leggett & Platt, Inc. (b)        45,554        1,316
Limited Brands (b)               96,969        2,356
Liz Claiborne, Inc.              25,941        1,041
Lowe's Cos., Inc.               189,023       10,791
Marriot International, Inc.
  Class A                        49,839        3,332
Mattel, Inc.                     99,045        2,115
May Department Stores Co.        69,667        2,579
Maytag Corp. (b)                 19,329          270
McDonald's Corp.                311,353        9,696
McGraw-Hill, Inc.                46,513        4,058
Meredith Corp. (b)               11,947          559
New York Times Co. Class A       34,745        1,271
Newell Rubbermaid, Inc. (b)      65,621        1,440
NIKE, Inc. Class B               56,613        4,716
Nordstrom, Inc.                  32,538        1,802
Office Depot, Inc. (a)           74,470        1,652
OfficeMax, Inc. (b)              22,319          748
Omnicom Group, Inc.              44,517        3,941
Pulte Homes, Inc.                29,936        2,204
RadioShack Corp. (b)             37,853          927
Reebok International, Ltd.       14,471          641
Reynolds American, Inc. (b)      29,140        2,348
Sears Holdings Corp. (a) (b)     24,952        3,323
Sherwin-Williams Co.             33,770        1,486
Snap-On, Inc.                    14,348          456
Stanley Works                    19,732          893
Staples, Inc.                   118,850        3,735
Starbucks Corp. (a)              97,526        5,038
Starwood Hotels & Resorts
  Worldwide, Inc. Class B        51,812        3,110
Target Corp.                    218,957       10,952
Tiffany & Co.                    34,768        1,200
Time Warner, Inc. (a)         1,121,047       19,674
TJX Cos., Inc. (b)              115,013        2,833
Toys "R" Us, Inc. (a)            51,369        1,323
Tribune Co.                      75,855        3,024
Univision Communications,
  Inc. Class A (a)               77,118        2,135
V.F. Corp.                       26,488        1,567
Viacom, Inc. Class B            416,397       14,503
Visteon Corp. (b)                30,453          174
Walt Disney Co.                 500,073       14,367
Wendy's International, Inc.      27,167        1,061
Whirlpool Corp.                  15,866        1,075
Yum! Brands, Inc.                70,522        3,654
                                             -------
                                             294,448
                                             -------
CONSUMER STAPLES -- 10.01%
Alberto Culver Co. Class B       21,658        1,037
Albertson's, Inc. (b)            87,813        1,813
Altria Group, Inc.              503,964       32,954
Anheuser-Busch Cos., Inc.       188,567        8,936
Archer-Daniels-Midland Co.      157,267        3,866
Avon Products, Inc.             113,348        4,867
Brown-Forman Corp. Class B       23,182        1,269
Campbell Soup Co.                81,483        2,365
Clorox Co.                       36,310        2,287
Coca-Cola Co.                   552,335       23,016
Coca-Cola Enterprises, Inc.      89,000        1,826
Colgate-Palmolive Co.           128,235        6,690
ConAgra Foods, Inc.             122,746        3,317

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                                     VALUE
                                         SHARES      (000)
                                       ---------    --------
CONSUMER STAPLES -- (CONTINUED)
Costco Wholesale Corp.                   115,251    $  5,092
CVS Corp.                                 97,592       5,135
General Mills, Inc.                       90,064       4,427
Gillette Co.                             242,344      12,234
H.J. Heinz Co.                            83,420       3,073
Hershey Foods Corp.                       54,208       3,277
Kellogg Co.                               86,829       3,757
Kimberly-Clark Corp.                     116,364       7,649
Kroger Co. (a)                           176,422       2,828
McCormick & Co., Inc.                     32,900       1,133
Molson Coors Brewing Co.,
  Class B (b)                             19,644       1,516
Pepsi Bottling Group, Inc.                50,453       1,405
PepsiCo, Inc.                            409,310      21,706
Procter & Gamble Co.                     614,522      32,570
Safeway, Inc. (a)                        106,793       1,979
Sara Lee Corp.                           192,617       4,268
SuperValu, Inc.                           32,060       1,069
Sysco Corp.                              153,081       5,480
UST Corp.                                 39,447       2,039
Wal-Mart Stores, Inc.                    826,628      41,422
Walgreen Co.                             249,810      11,097
Wrigley Wm., Jr. Co.                      48,516       3,181
                                                    --------
                                                     270,580
                                                    --------
ENERGY -- 8.25%
Amerada Hess Corp. (b)                    22,202       2,136
Anadarko Petroleum Corp.                  59,254       4,509
Apache Corp.                              79,630       4,876
Ashland, Inc.                             16,980       1,146
Baker Hughes, Inc.                        82,480       3,669
BJ Services Co.                           38,555       2,000
Burlington Resources, Inc.                93,856       4,699
ChevronTexaco Corp.                      512,794      29,901
ConocoPhillips                           169,741      18,305
Devon Energy Corp.                       116,222       5,550
EOG Resources, Inc.                       56,568       2,757
ExxonMobil Corp.                       1,558,002      92,857
Halliburton Co.                          123,086       5,323
Kerr-McGee Corp.                          40,536       3,175
Marathon Oil Corp.                        84,634       3,971
Nabors Industries, Ltd. (a)               35,715       2,112
National Oilwell Varco, Inc.
  (a)                                     40,000       1,868
Noble Corp.                               32,323       1,817
Occidental Petroleum Corp.                97,523       6,941
Rowan Cos., Inc.                          25,639         767
Schlumberger, Ltd.                       144,307      10,171
Sunoco, Inc.                              17,028       1,763
Transocean, Inc. (a)                      76,795       3,952
Unocal Corp.                              66,888       4,126
Valero Energy Corp.                       62,600       4,587
                                                    --------
                                                     222,978
                                                    --------
FINANCIALS -- 19.31%
ACE, Ltd.                                 67,855       2,800
AFLAC, Inc.                              120,816       4,502
Allstate Corp.                           165,707       8,958
Ambac Financial Group, Inc.               25,947       1,940
American Express Co.                     286,473      14,716
American International
  Group, Inc.                            634,283      35,146
AmSouth Bancorp                           84,719       2,198
AON Corp.                                 75,523       1,725
Apartment Investment &
  Management Co. Class A                  22,600         841
Archstone-Smith Trust                     46,700       1,593
Bank of America Corp.                    989,100      43,619
Bank of New York Co., Inc.               189,979       5,519
BB&T Corp.                               132,218       5,167
Bear Stearns Cos., Inc.                   27,399       2,737
Capital One Financial Corp.               60,915       4,555
Charles Schwab Corp.                     285,293       2,998
Chubb Corp.                               45,739       3,626
Cincinnati Financial Corp.                40,100       1,749
CIT Group, Inc.                           50,200       1,908
Citigroup, Inc.                        1,274,971      57,297
Comerica, Inc.                            40,732       2,244
Compass Bancshares, Inc. (b)              29,300       1,330
Countrywide Financial Corp.              138,986       4,512
E*Trade Financial Corp. (a)               88,800       1,066
Equity Office Properties
  Trust                                   96,241       2,900
Equity Residential                        67,507       2,174
Fannie Mae                               236,529      12,879
Federal Home Loan Mortgage
  Corp                                   168,246      10,633
 Federated Investors, Inc.
  Class B                                 25,600         725
Fifth Third Bancorp (b)                  128,000       5,501
First Horizon National Corp.
  (b)                                     29,417       1,200
Franklin Resources, Inc.                  49,044       3,367
Golden West Financial Corp.
(b)                                       69,822       4,224
Goldman Sachs Group, Inc.                109,300      12,022
Hartford Financial
Services Group, Inc.                      72,188       4,949
Huntington Bancshares, Inc.               55,154       1,318
J.P. Morgan Chase & Co.                  865,819      29,957
Janus Capital Group, Inc. (b)             56,319         786
Jefferson-Pilot Corp.                     32,560       1,597
KeyCorp                                   97,009       3,148
Lehman Brothers Holdings,
  Inc                                     67,818       6,386
Lincoln National Corp.                    41,631       1,879
Loews Corp.                               39,714       2,921
M & T Bank Corp.                          24,600       2,511
Marsh & McLennan Cos., Inc.              126,536       3,849
Marshall & Ilsley Corp.                   52,292       2,183
MBIA, Inc.                                33,558       1,754
MBNA Corp.                               311,802       7,655
Mellon Financial Corp.                   101,123       2,886
Merrill Lynch & Co., Inc.                227,427      12,872

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                                     VALUE
                                        SHARES       (000)
                                       ---------    --------
FINANCIALS -- (CONTINUED)
MetLife, Inc.                            177,607    $  6,944
MGIC Investment Corp. (b)                 23,062       1,422
Moody's Corp.                             35,265       2,852
Morgan Stanley                           271,643      15,552
National City Corp.                      146,391       4,904
North Fork Bancorp, Inc.                 112,335       3,116
Northern Trust Corp.                      52,340       2,274
Plum Creek Timber Co., Inc.               43,780       1,563
PNC Financial Services
  Group, Inc.                             67,447       3,472
Principal Financial Group, Inc            73,250       2,819
Progressive Corp.                         48,847       4,482
ProLogis                                  43,900       1,629
Providian Financial Corp. (a)             69,973       1,201
Prudential Financial, Inc.               128,500       7,376
Regions Financial Corp.                  110,909       3,593
SAFECO Corp. (b)                          30,264       1,474
Simon Property Group, Inc.                52,763       3,196
SLM Corp.                                104,842       5,225
Sovereign Bancorp, Inc.                   91,100       2,019
St. Paul Travelers Cos., Inc             163,325       5,999
State Street Corp. (b) (c)                79,625       3,481
SunTrust Banks, Inc.                      83,372       6,009
Synovus Financial Corp.                   73,904       2,059
T. Rowe Price Group, Inc.                 30,590       1,816
Torchmark Corp.                           25,876       1,351
U.S. Bancorp                             452,861      13,051
UnumProvident Corp. (b)                   70,835       1,206
Wachovia Corp.                           386,886      19,696
Washington Mutual, Inc.                  213,913       8,450
Wells Fargo Co.                          413,411      24,722
XL Capital, Ltd. Class A                  33,132       2,398
Zions Bancorp                             21,419       1,478
                                                    --------
                                                     521,851
                                                    --------
HEALTH CARE -- 12.55%
Abbott Laboratories                      380,467      17,737
Aetna, Inc.                               70,664       5,296
Allergan, Inc.                            31,291       2,174
AmerisourceBergen Corp.                   27,216       1,559
Amgen, Inc. (a)                          305,675      17,793
Applera Corp. - Applied
  Biosystems Group                        47,567         939
Bausch & Lomb, Inc.                       12,825         940
Baxter International, Inc.               151,226       5,139
Becton, Dickinson & Co.                   60,929       3,559
Biogen Idec, Inc. (a)                     79,773       2,753
Biomet, Inc.                              60,441       2,194
Boston Scientific Corp. (a)              186,996       5,477
Bristol-Myers Squibb Co.                 477,817      12,165
C.R. Bard, Inc.                           24,994       1,702
Cardinal Health, Inc.                    105,766       5,902
Caremark Rx, Inc. (a)                    111,508       4,436
Chiron Corp. (a)                          37,744       1,323
CIGNA Corp.                               32,389       2,892
Eli Lilly & Co.                          276,697      14,416
Express Scripts, Inc. (a)                 18,100       1,578
Forest Laboratories, Inc. (a)             87,906       3,248
Genzyme Corp. (a)                         59,205       3,389
Gilead Sciences, Inc. (a)                104,100       3,727
Guidant Corp.                             79,364       5,865
HCA, Inc. (b)                            100,559       5,387
Health Management
  Associates, Inc. Class A                58,098       1,521
Hospira, Inc. (a)                         37,336       1,205
Humana, Inc. (a)                          38,025       1,215
IMS Health, Inc.                          55,281       1,348
Johnson & Johnson                        725,546      48,728
King Pharmaceuticals, Inc.(a)             57,632         479
Laboratory Corp. of America
  Holdings (a)                            33,000       1,591
Manor Care, Inc.                          21,251         773
McKesson Corp.                            70,131       2,647
Medco Health Solutions, Inc.
  (a)                                     67,172       3,330
MedImmune, Inc. (a) (b)                   59,465       1,416
Medtronic, Inc.                          295,302      15,046
Merck & Co., Inc.                        538,903      17,444
Millipore Corp. (a)                       11,828         513
Mylan Laboratories Inc. (b)               64,200       1,138
Pfizer, Inc.                           1,820,374      47,821
Quest Diagnostics Inc.                    24,200       2,544
Schering-Plough Corp.                    359,924       6,533
St. Jude Medical, Inc. (a)                88,094       3,171
Stryker Corp.                             96,308       4,296
Tenet Healthcare Corp. (a)               111,409       1,285
UnitedHealth Group, Inc.                 155,984      14,878
Watson Pharmaceuticals, Inc.
  (a) (b)                                 26,103         802
Wellpoint, Inc. (a)                       74,689       9,362
Wyeth                                    326,531      13,773
Zimmer Holdings, Inc. (a)                 60,220       4,686
                                                    --------
                                                     339,135
                                                    --------
INDUSTRIALS -- 11.65%
3M Co.                                   188,584      16,160
Allied Waste Industries,
  Inc. (a) (b)                            75,867         555
American Power Conversion
  Corp                                    45,667       1,192
American Standard Cos., Inc.              45,221       2,102
Apollo Group, Inc. (a)                    43,275       3,205
Avery Dennison Corp.                      26,370       1,633
Boeing Co.                               203,145      11,876
Burlington Northern Santa Fe
  Corp                                    92,350       4,980
Caterpillar, Inc.                         84,085       7,689
Cendant Corp.                            257,422       5,287
Cintas Corp.                              40,982       1,693
Cooper Industries, Ltd.                   21,921       1,568
CSX Corp.                                 51,324       2,138

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                               MARKET
                                                                VALUE
                                                   SHARES       (000)
                                                 ---------     -------
INDUSTRIALS -- (CONTINUED)
Cummins, Inc. (b)                                   10,873     $   765
Danaher Corp.                                       68,126       3,639
Deere & Co.                                         59,241       3,977
Delta Air Lines, Inc. (a) (b)                       33,193         134
Dover Corp.                                         48,513       1,833
Eaton Corp.                                         36,278       2,373
Emerson Electric Co.                               102,335       6,645
Equifax, Inc.                                       32,269         990
FedEx Corp.                                         73,946       6,947
Fluor Corp.                                         20,006       1,109
General Dynamics Corp.                              48,806       5,225
General Electric Co. (d)                         2,586,223      93,259
Goodrich Co.                                        28,355       1,086
H&R Block, Inc. (b)                                 39,310       1,988
Honeywell International, Inc.                      205,342       7,641
Illinois Tool Works, Inc.                           67,464       6,040
Ingersoll-Rand Co. Class A                          42,250       3,365
ITT Industries, Inc.                                22,002       1,985
L-3 Communications Holdings, Inc.                   27,500       1,953
Lockheed Martin Corp.                               98,671       6,025
Masco Corp.                                        106,974       3,709
Monster Worldwide, Inc. (a)                         28,392         796
Navistar International Corp. (a)                    16,880         614
Norfolk Southern Corp.                              97,661       3,618
Northrop Grumman Corp.                              88,278       4,765
PACCAR, Inc.                                        41,470       3,002
Pall Corp. (b)                                      29,474         799
Parker-Hannifin Corp.                               28,523       1,738
Pitney Bowes, Inc.                                  55,039       2,483
R.R. Donnelley & Sons Co.                           52,460       1,659
Raytheon Co.                                       108,514       4,200
Robert Half International, Inc.                     41,414       1,117
Rockwell Automation, Inc.                           43,920       2,488
Rockwell Collins, Inc.                              42,119       2,004
Ryder Systems, Inc.                                 15,380         641
Southwest Airlines Co.                             182,140       2,594
Textron, Inc.                                       32,775       2,446
Tyco International, Ltd.                           491,348      16,608
Union Pacific Corp.                                 63,640       4,436
United Parcel Service, Inc. Class B                273,000      19,858
United Technologies Corp.                          125,157      12,723
W.W. Grainger, Inc.                                 21,709       1,352
Waste Management, Inc.                             137,379       3,963
                                                               -------
                                                               314,670
                                                               -------
INFORMATION TECHNOLOGY -- 15.35%
ADC Telecommunications, Inc. (a) (b)               193,027         384
Adobe Systems, Inc.                                 59,371       3,988
Advanced Micro Devices, Inc. (a)                    92,084       1,484
Affiliated Computer Services, Inc. (a)              30,700       1,634
Agilent Technologies, Inc. (a)                     115,927       2,574
Altera Corp. (a)                                    88,878       1,758
Analog Devices, Inc.                                89,661       3,240
Andrew Corp. (a) (b)                                38,427         450
Apple Computer, Inc. (a)                           200,292       8,346
Applied Materials, Inc. (a)                        405,361       6,587
Applied Micro Circuits Corp. (a)                    75,042         247
Autodesk, Inc.                                      54,730       1,629
Automatic Data Processing, Inc.                    142,238       6,394
Avaya, Inc. (a)                                    117,115       1,368
BMC Software, Inc. (a)                              52,936         794
Broadcom Corp. (a)                                  78,546       2,350
CIENA Corp. (a) (b)                                138,988         239
Cisco Systems, Inc. (a)                          1,575,159      28,180
Citrix Systems, Inc. (a) (b)                        40,553         966
Computer Associates International, Inc.            138,244       3,746
Computer Sciences Corp. (a)                         45,182       2,072
Compuware Corp. (a)                                 92,657         667
Comverse Technology, Inc. (a)                       47,138       1,189
Convergys Corp. (a)                                 35,005         523
Corning, Inc. (a)                                  336,785       3,748
Dell, Inc. (a)                                     599,591      23,036
Electronic Arts, Inc. (a)                           75,100       3,889
Electronic Data Systems Corp.                      122,686       2,536
EMC Corp. (a)                                      590,341       7,273
First Data Corp.                                   198,104       7,787
Fiserv, Inc. (a)                                    46,647       1,857
Fisher Scientific International, Inc. (a)           28,000       1,594
Freescale Semiconductor, Inc. (a)                   98,008       1,691
Gateway, Inc. (a)                                   91,465         369
Hewlett-Packard Co.                                707,219      15,516
Intel Corp.                                      1,519,403      35,296
International Business Machines Corp.              398,318      36,398
Intuit, Inc. (a)                                    44,751       1,959
Jabil Circuit, Inc. (a)                             48,013       1,369
JDS Uniphase Corp. (a)                             344,319         575
KLA-Tencor Corp. (a)                                46,664       2,147
Lexmark International Group, Inc. Class A (a)       30,802       2,463
Linear Technology Corp.                             73,275       2,807
LSI Logic Corp. (a) (b)                             93,535         523
Lucent Technologies, Inc. (a) (b)                1,055,072       2,901
Maxim Integrated Products, Inc.                     77,656       3,174
Mercury Interactive Corp. (a)                       20,148         955
Micron Technology, Inc. (a)                        146,132       1,511
Microsoft Corp. (d)                              2,468,904      59,673
Molex, Inc.                                         45,010       1,186
Motorola, Inc.                                     600,398       8,988

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                  MARKET
                                                                   VALUE
                                                      SHARES      (000)
                                                    ---------    --------
INFORMATION TECHNOLOGY -- (CONTINUED)
National Semiconductor Corp.                           85,518    $  1,762
NCR Corp. (a)                                          44,484       1,501
Network Appliance, Inc. (a)                            89,367       2,472
News Corp. Class A                                    703,900      11,910
Novell, Inc. (a) (b)                                   90,942         542
Novellus Systems, Inc. (a)                             33,669         900
NVIDIA Corp. (a)                                       39,651         942
Oracle Corp. (a)                                    1,097,538      13,697
Parametric Technology Corp. (a)                        64,241         359
Paychex, Inc.                                          90,227       2,961
PerkinElmer, Inc.                                      31,257         645
PMC-Sierra, Inc. (a) (b)                               42,524         374
QLogic Corp. (a)                                       22,045         893
QUALCOMM, Inc.                                        401,878      14,729
Sabre Holdings Corp. Class A (b)                       32,324         707
Sanmina-SCI Corp. (a)                                 124,358         649
Scientific-Atlanta, Inc.                               36,568       1,032
Siebel Systems, Inc. (a)                              121,958       1,113
Solectron Corp. (a)                                   231,714         804
Sun Microsystems, Inc. (a)                            824,188       3,330
SunGard Data Systems, Inc. (a)                         68,950       2,379
Symantec Corp. (a)                                    170,600       3,639
Symbol Technologies, Inc.                              57,485         833
Tektronix, Inc.                                        21,529         528
Tellabs, Inc. (a)                                     110,275         805
Teradyne, Inc. (a)                                     47,092         688
Texas Instruments, Inc.                               421,103      10,734
Thermo Electron Corp. (a)                              38,429         972
Unisys Corp. (a)                                       80,179         566
VERITAS Software Corp. (a)                            100,783       2,340
Waters Corp. (a)                                       28,857       1,033
Xerox Corp. (a)                                       233,642       3,540
Xilinx, Inc.                                           83,104       2,429
Yahoo!, Inc. (a)                                      319,080      10,817
                                                                 --------
                                                                  414,655
                                                                 --------
MATERIALS -- 3.16%
Air Products & Chemicals, Inc.                         54,289       3,436
Alcoa, Inc.                                           212,646       6,462
Allegheny Technologies, Inc.                           22,829         550
Ball Corp.                                             26,870       1,115
Bemis Co., Inc.                                        25,528         794
Dow Chemical Co.                                      233,099      11,620
E.I. Du Pont de Nemours & Co.                         243,639      12,484
Eastman Chemical Co.                                   18,562       1,095
Ecolab, Inc.                                           55,726       1,842
Engelhard Corp.                                        29,230         878
Freeport-McMoRan Copper & Gold, Inc. Class B           42,614       1,688
Georgia-Pacific Group                                  61,640       2,188
Great Lakes Chemical Corp.                             12,503         402
Hercules, Inc. (a)                                     27,298         395
International Flavors & Fragrances, Inc.               22,504         889
International Paper Co. (b)                           119,656       4,402
Louisiana-Pacific Corp.                                26,259         660
MeadWestvaco Corp.                                     48,388       1,540
Monsanto Co.                                           64,946       4,189
Newmont Mining Corp.                                  106,342       4,493
Nucor Corp. (b)                                        38,004       2,188
Pactiv Corp. (a)                                       35,464         828
Phelps Dodge Corp.                                     22,805       2,320
PPG Industries, Inc.                                   42,290       3,025
Praxair, Inc.                                          77,520       3,710
Rohm & Haas Co.                                        48,696       2,337
Sealed Air Corp. (a)                                   20,236       1,051
Sigma-Aldrich Corp.                                    16,493       1,010
Temple-Inland, Inc.                                    13,414         973
United States Steel Corp.                              27,102       1,378
Vulcan Materials Co.                                   24,396       1,386
Weyerhaeuser Co.                                       59,224       4,057
                                                                 --------
                                                                   85,385
                                                                 --------
TELECOMMUNICATION SERVICES -- 3.05%
ALLTEL Corp.                                           72,898       3,998
AT&T Corp.                                            195,247       3,661
BellSouth Corp.                                       447,928      11,776
CenturyTel, Inc.                                       32,108       1,054
Citizens Communications Co.                            80,077       1,036
Nextel Communications, Inc. Class A (a)               276,236       7,851
Qwest Communications International, Inc. (a) (b)      433,422       1,604
SBC Communications, Inc.                              806,004      19,094
Sprint Corp. (Fon Group)                              362,223       8,241
Verizon Communications, Inc.                          675,298      23,973
                                                                 --------
                                                                   82,288
                                                                 --------
UTILITIES -- 3.44%
AES Corp. (a)                                         154,814       2,536
Allegheny Energy, Inc. (a) (b)                         32,799         678
Ameren Corp.                                           46,542       2,281
American Electric Power Co., Inc. (b)                  94,454       3,217
Calpine Corp. (a) (b)                                 127,552         357
CenterPoint Energy, Inc.                               73,493         884
Cinergy Corp.                                          46,658       1,891
CMS Energy Corp. (a) (b)                               46,505         606
Consolidated Edison, Inc.                              57,722       2,435
Constellation Energy Group, Inc.                       42,003       2,172
Dominion Resources, Inc.                               83,687       6,229
DTE Energy Co. (b)                                     41,546       1,889
Duke Energy Corp.                                     228,577       6,402
Dynegy Inc. Class A (a) (b)                            92,330         361
Edison International                                   77,762       2,700
El Paso Corp.                                         153,194       1,621
Entergy Corp.                                          53,743       3,797
Exelon Corp.                                          163,078       7,484

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                      MARKET
                                                      VALUE
                                           SHARES     (000)
                                           -------  ---------
UTILITIES -- (CONTINUED)
FirstEnergy Corp.                           78,712  $   3,303
FPL Group, Inc.                             96,778      3,886
KeySpan Corp.                               38,306      1,493
Kinder Morgan, Inc.                         29,538      2,236
Nicor, Inc. (b)                             10,913        405
NiSource, Inc.                              64,567      1,471
Peoples Energy Corp.                         9,031        379
PG&E Corp. (a)                              89,523      3,053
Pinnacle West Capital Corp. (b)             21,881        930
PPL Corp.                                   45,168      2,439
Progress Energy, Inc. (b)                   59,008      2,475
Public Service Enterprise Group, Inc.       56,722      3,085
Sempra Energy (b)                           58,089      2,314
Southern Co.                               181,258      5,769
TECO Energy, Inc. (b)                       47,676        748
TXU Corp. (b)                               57,548      4,582
Williams Cos., Inc.                        139,137      2,617
Xcel Energy, Inc. (b)                       95,597      1,642
XTO Energy, Inc.                            82,800      2,719
                                                    ---------
                                                       93,086
                                                    ---------
TOTAL COMMON STOCKS
(Cost $2,088,945,642)                               2,639,076
                                                    ---------

                                                PAR
                                               AMOUNT
                                               (000)
                                              -------
U.S. GOVERNMENT SECURITIES -- 0.16%
United States Treasury Bill
2.68% due 06/09/05(d) (e)                     $ 4,299   4,277
                                                        -----

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,276,917)                                       4,277
                                                        -----

                                                        SHARES
                                                         (000)
                                                        ------
MONEY MARKET FUNDS -- 5.74%
AIM Short Term Investment Prime Portfolio               61,775     $61,775
Federated Money Market Obligations Trust                   490         490

                                                                   MARKET
                                                    SHARES         VALUE
                                                     (000)          (000)
                                                    -------      ----------
State Street Navigator Securities Lending
 Prime Portfolio (c) (f)                             92,889      $   92,889
                                                                 ----------
TOTAL MONEY MARKET FUNDS
(Cost $155,153,818)                                                 155,154
                                                                 ----------
TOTAL INVESTMENTS -- 103.57%
(identified cost $2,248,376,377) (g) (h) (i)                      2,798,507

LIABILITIES IN EXCESS OF ASSETS -- (3.57)%                          (96,589)
                                                                 ----------

NET ASSETS -- 100.00%                                            $2,701,918
                                                                 ==========

(a) Non-income producing security.

(b) All or a portion of these securities were on loan at March 31, 2005.

(c) Affiliated issuer. See table below for more information.

AFFILIATED ISSUER TABLE

                           NUMBER OF     SHARES PURCHASED        SHARES SOLD        NUMBER OF      INCOME EARNED
        SECURITY          SHARES HELD  FOR THE THREE MONTHS  FOR THE THREE MONTHS  SHARES HELD  FOR THE THREE MONTHS  REALIZED GAIN
       DESCRIPTION        AT 12/31/04     ENDED 03/31/05        ENDED 03/31/05     AT 03/31/05     ENDED 03/31/05     ON SHARES SOLD
------------------------  -----------  --------------------  --------------------  -----------  --------------------  --------------
State Street Corp.             79,225             1,700                 1,300           79,625         $13,536           $  5,115

State Street Navigator
Securities Lending Prime
Portfolio                  98,441,667       304,752,988           310,305,920       92,888,735         $11,846                 --

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Rate represents annualized yield at date of purchase.

(f) Security represents investment made with cash collateral received from securities loaned.

(g) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005 was $734,812,182 and $184,681,594, respectively, resulting in net unrealized appreciation of investments of $550,130,588.

(h) Includes $90,592,477 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $92,888,735.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

(i) Security valuation: The Porfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                                               Number      Unrealized
                                                of        Depreciation
                                             Contracts       (000)
                                             ---------    ------------
SCHEDULE OF FUTURES
 CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 06/2005                                       344    $     (1,431)
                                                          ------------

Total unrealized depreciation
on open futures contracts
purchased                                                 $     (1,431)
                                                          ============

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
COMMON STOCKS -- 96.00%
AUSTRALIA -- 4.78%
Alumina, Ltd.                                            5,472      $   24,891
Amcor, Ltd.                                              4,411          24,391
AMP, Ltd.                                                8,915          48,746
Ansell, Ltd.                                               768           5,836
Aristocrat Leisure, Ltd. (a)                             1,422          11,180
Australia & New Zealand Banking Group, Ltd.              8,674         138,132
Australia Gas Light Co., Ltd.                            2,155          23,633
Australian Stock Exchange, Ltd. (a)                        470           7,354
AXA Asia Pacific Holdings, Ltd.                          3,147          10,208
BHP Billiton, Ltd.                                      17,038         235,141
BlueScope Steel, Ltd.                                    3,622          24,336
Boral, Ltd.                                              2,648          12,475
Brambles Industries, Ltd. (a)                            4,559          27,991
Centro Properties Group                                  3,621          14,486
CFS Gandel Retail Trust (b)                                367             436
CFS Gandel Retail Trust Unit                             6,230           7,650
Coca-Cola Amatil, Ltd.                                   2,492          16,513
Cochlear, Ltd.                                             244           6,181
Coles Myer, Ltd.                                         5,523          40,137
Commonwealth Bank of Australia                           6,066         163,780
Commonwealth Property Office Fund                        6,003           5,749
Computershare, Ltd.                                      1,858           8,050
CSL, Ltd.                                                  931          24,576
CSR, Ltd.                                                4,349           8,262
DB RREEF Trust                                          11,731          11,687
Foster's Group, Ltd.                                     9,441          37,404
Futuris Corp., Ltd.                                      2,611           4,194
General Property Trust                                   9,491          26,021
Harvey Norman Holdings, Ltd. (a)                         2,430           5,086
Iluka Resources, Ltd.                                    1,071           4,698
ING Industrial Fund (a)                                  3,401           5,358
Insurance Australia Group, Ltd.                          7,658          37,496
Investa Property Group                                   6,644          10,673
James Hardie Industries NV                               2,071           9,581
John Fairfax Holdings, Ltd.                              4,328          13,972
Leighton Holdings, Ltd. (a)                                627           4,939
Lend Lease Corp., Ltd.                                   1,748          17,010
Lion Nathan, Ltd.                                        1,353           7,576
Macquarie Bank, Ltd.                                     1,047          38,837
Macquarie Goodman Group (b)                              5,033          14,771
Macquarie Infrastructure Group                           9,203          25,587
Mayne Group, Ltd.                                        2,842           8,473
Mirvac Group                                             3,840          13,078
National Australia Bank, Ltd. (a)                        7,387         161,736
Newcrest Mining, Ltd.                                    1,556          20,922
OneSteel, Ltd.                                           2,585           5,171
Orica, Ltd.                                              1,322          18,633
Origin Energy, Ltd.                                      3,790          20,870
Pacific Brands Ltd.                                      2,669           5,174
PaperlinX, Ltd.                                          2,104           6,662
Patrick Corp., Ltd.                                      2,732          12,406
Perpetual Trustees Australia, Ltd.                         172           7,594
Publishing & Broadcasting, Ltd.                            607           7,215
Qantas Airways, Ltd.                                     4,167          11,424
QBE Insurance Group, Ltd.                                3,528          40,570
Rinker Group, Ltd.                                       4,521          37,709
Rio Tinto, Ltd. (a)                                      1,491          51,979
Santos, Ltd.                                             2,867          19,925
Sonic Healthcare, Ltd.                                   1,077          10,023
Southcorp, Ltd.                                          2,913           9,516
Stockland                                                5,679          25,614
Stockland Trust Group (b)                                  341           1,522
Suncorp-Metway, Ltd. (a)                                 2,557          38,370
TABCORP Holdings, Ltd.                                   2,459          31,962
Telstra Corp., Ltd.                                      9,970          39,192
Toll Holdings, Ltd. (a)                                  1,176          12,697
Transurban Group (a)                                     2,536          13,827
Wesfarmers, Ltd.                                         1,802          55,305
Westfield Group (a)                                      6,805          85,087
Westfield Group - new (b)                                   25             311
Westpac Banking Corp.                                    8,499         124,909
WMC Resorces, Ltd. (a)                                   5,613          34,549
Woodside Petroleum, Ltd.                                 2,241          42,057
Woolworths, Ltd. (a)                                     4,992          61,878
                                                                    ----------
                                                                     2,201,384
                                                                    ----------
AUSTRIA -- 0.37%
Bank Austria Creditanstalt AG                              184          18,127
Bohler-Uddeholm AG                                          39           5,321
Erste Bank der Oesterreichischen Sparkassen AG             604          31,593
Flughafen Wien AG                                           53           3,560
Immofinanz Immobilien Anlagen AG (b)                     1,195          10,890
Mayr-Melnhof Karton AG                                      21           3,339
OMV AG                                                      84          26,689
RHI AG (a) (b)                                              90           2,782
Telekom Austria AG                                       1,765          34,548
Verbund Oesterreichische Elektrizitaetswirtschafts
  AG (a)                                                    31           7,032
Voestalpine AG                                             128           9,883
Wienerberger AG                                            335          15,247
                                                                    ----------
                                                                       169,011
                                                                    ----------
BELGIUM -- 1.42%
Agfa Gevaert NV (a)                                        476          16,654
Barco NV (a)                                                56           4,552
Bekaert SA                                                  73           6,137
Belgacom SA (b)                                            832          34,405
Cofinimmo                                                   25           4,035
Colruyt NV (a)                                              90          13,977

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
BELGIUM -- (CONTINUED)
Compagnie Maritime Belge SA (CMB)                           84      $    3,199
Delhaize Group (a)                                         356          24,389
Dexia (a)                                                3,190          75,881
Electrabel SA (a)                                          140          62,811
Euronav SA (a)                                             101           3,352
Fortis                                                   5,915         168,534
Groupe Bruxelles Lambert SA (a)                            354          32,283
InBev NV                                                   882          30,881
KBC Banassurance Holding NV (a)                            928          78,253
Mobistar SA (b)                                            139          12,208
Omega Pharma SA                                            102           5,260
S.A. D'Ieteren NV (a)                                       14           3,288
Solvay SA                                                  325          38,738
UCB SA (a)                                                 451          21,824
Umicore                                                    127          12,890
                                                                    ----------
                                                                       653,551
                                                                    ----------
DENMARK -- 0.79%
A P Moller - Maersk A/S Series B                             5          46,544
Bang & Olufsen A/S Series B                                 50           3,349
Carlsberg A/S Series B (a)                                 200           9,918
Coloplast A/S Series B                                     136           7,075
Danisco A/S                                                255          17,259
Danske Bank A/S (a)                                      2,262          65,629
DSV Series B                                                75           5,722
East Asiatic Co., Ltd. A/S                                 100           5,681
FLSmidth & Co. A/S Series B                                150           2,767
GN Store Nord A/S (a)                                      981          11,265
H. Lundbeck A/S (a)                                        384           9,321
ISS A/S (a)                                                236          19,176
Kobenhavns Lufthavne A/S                                    20           4,771
NKT Holding A/S                                             50           1,731
Novo Nordisk A/S                                         1,307          72,772
Novozymes A/S Series B (a)                                 293          14,376
TDC A/S (a)                                                903          38,062
Topdanmark A/S (b)                                         139          10,351
Vestas Wind Systems A/S (a) (b)                            826          11,929
William Demant Holding A/S (b)                             165           8,240
                                                                    ----------
                                                                       365,938
                                                                    ----------
FINLAND -- 1.41%
Amer Group, Ltd.                                           350           6,284
Elisa Corp. Series A (a)                                   723          12,278
Fortum Oyj                                               1,712          33,333
KCI Konecranes Oyj                                          66           2,726
Kesko Oyj                                                  300           7,708
Kone Corp.                                                 202          15,703
Metso Oyj (a)                                              502           8,993
Nokia Oyj (a)                                           23,752         368,245
Nokian Renkaat Oyj (a)                                      46           7,412
Orion-Yhtyma Oyj Series B                                  334           5,118

Outokumpu Oyj                                              516           9,224
Pohjola Group PLC Series B                                 250           3,017
Rautaruukki Oyj (a)                                        500           6,728
Sampo Oyj Series A (a)                                   1,973          28,645
Stora Enso Oyj Series R                                  3,213          45,107
TietoEnator Oyj (a)                                        434          14,836
UPM-Kymmene Oyj (a)                                      2,640          58,520
Uponor Oyj                                                 300           6,300
Wartsila Oyj Series B                                      300           7,933
                                                                    ----------
                                                                       648,110
                                                                    ----------
FRANCE -- 9.32%
Accor SA (a)                                               971          47,529
Air France-KLM (a)                                         563          10,123
Alcatel SA (a) (b)                                       6,147          74,584
Alstom (b)                                               1,534          18,424
Arcelor (a)                                              2,369          54,141
Atos Origin SA (b)                                         285          19,267
Autoroutes du Sud de la France (a)                         343          17,398
AXA (a)                                                  7,087         188,790
BNP Paribas SA (a)                                       3,973         281,459
Bouygues SA (a)                                          1,009          39,998
Business Objects SA (b)                                    312           8,352
Cap Gemini SA (a) (b)                                      594          20,713
Carrefour SA (a)                                         2,866         152,100
Casino Guichard-Perrachon SA (a)                           169          14,207
CNP Assurances (a)                                         161          11,406
Compagnie de Saint-Gobain (a)                            1,527          93,034
Compagnie Generale des Establissements Michelin (a)        726          47,714
Credit Agricole SA                                       3,329          90,494
Dassault Systemes SA (a)                                   293          13,825
Essilor International SA (a)                               494          35,701
Euronext NV (a)                                            500          17,792
European Aeronautic Defence & Space Co. (a)              1,229          36,738
France Telecom SA (b)                                    7,393         221,380
Gecina SA                                                  171          19,529
Groupe Danone                                            1,209         120,285
Hermes International                                        43           8,657
Imerys SA (a)                                              149          11,261
Klepierre                                                  105           9,439
L'Air Liquide SA (a)                                       548         100,802
L'Oreal SA (a)                                           1,524         121,991
Lafarge SA                                                 858          83,083
Lagardere S.C.A                                            642          48,602
LVMH Moet Hennessy Louis Vuitton SA (a)                  1,231          92,074
Pernod-Ricard SA (a)                                       261          36,439
Pinault-Printemps-Redoute SA (a)                           343          36,682
PSA Peugoet Citroen (a)                                    841          53,441
Publicis Groupe (a)                                        623          19,124
Renault SA                                                 931          83,152
Sagem SA (a)                                               844          18,982

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
FRANCE -- (CONTINUED)
Sanofi-Aventis (a)                                       4,879      $  411,418
Schneider Electric SA                                    1,113          87,216
Societe BIC SA (a)                                         153           8,681
Societe Generale (a)                                     1,667         173,199
Societe Television Francaise 1 (a)                         586          18,535
Sodexho Alliance SA (a)                                    501          16,697
STMicroelectronics NV (a)                                2,907          48,386
Suez SA (a)                                              4,032         108,506
Technip SA (a)                                              96          16,053
Thales SA (a)                                              383          15,972
Thomson (a)                                              1,143          30,819
Total SA (a) (c)                                         2,849         666,615
Unibail SA (a)                                             204          24,183
Valeo SA (a)                                               387          17,227
Veolia Environnement (a)                                 1,501          53,236
Vinci SA (a)                                               361          52,038
Vivendi Universal SA (a) (b)                             5,096         156,098
Zodiac SA (a)                                              190           8,815
                                                                    ----------
                                                                     4,292,406
                                                                    ----------
GERMANY -- 6.53%
Adidas-Salomon AG (a)                                      232          36,817
Allianz AG (a)                                           1,579         200,490
Altana AG (a)                                              362          23,017
BASF AG (a)                                              2,657         188,367
Bayer AG                                                 3,376         111,465
Bayer Hypo-und Vereinsbank AG (b)                        3,281          80,257
Beiersdorf AG Series A                                      92          10,268
Celesio AG                                                 179          14,635
Commerzbank AG                                           2,259          49,020
Continental AG                                             659          51,110
DaimlerChrysler AG (a)                                   4,416         197,666
Deutsche Bank AG (a)                                     2,510         216,535
Deutsche Boerse AG                                         543          40,826
Deutsche Lufthansa AG (a) (b)                            1,160          16,721
Deutsche Post AG                                         2,577          62,903
Deutsche Telekom AG (b)                                 13,989         279,263
Douglas Holding AG                                         154           5,652
E.On AG                                                  3,193         273,966
Epcos AG (b)                                               256           3,538
Fresenius Medical Care AG (a)                              176          14,248
HeidelbergCement AG                                        339          21,326
Hypo Real Estate Holding AG                                679          28,298
Infineon Technologies AG (a) (b)                         3,265          31,320
KarstadtQuelle AG (a)                                      245           2,458
Linde AG                                                   425          29,199
MAN AG (a)                                                 733          32,781
Merck KGAA                                                 253          18,038
Metro AG                                                   743          39,884
MLP AG (a)                                                 349           5,071
Muenchener Rueckversich AG                                 943         113,611
Puma AG                                                     83          20,779
RWE AG                                                   2,150         130,016

SAP AG (a)                                               1,052         169,523
Schering AG                                                833          55,243
Siemens AG                                               4,087         323,442
Suedzucker AG                                              241           4,849
ThyssenKrupp AG (a)                                      1,585          32,648
TUI AG (a)                                                 793          20,940
Volkswagen AG (a)                                        1,130          53,788
                                                                    ----------
                                                                     3,009,978
                                                                    ----------
GREECE -- 0.54%
Alpha Bank AE                                            1,004          33,812
Coca-Cola Hellenic Bottling Co. SA                         415          10,383
Cosmote Mobile Telecommunications SA                       483           8,477
EFG Eurobank Ergasias                                      938          29,061
Emporiki Bank of Greece SA                                 290           7,661
Folli-Follie SA                                             90           2,564
Germanos SA                                                127           3,912
Hellenic Duty Free Shops SA                                 90           1,442
Hellenic Petroleum SA                                      632           6,292
Hellenic Technodomiki TEV SA                               383           1,718
Hellenic Telecommunications Organization SA              1,238          21,729
Hyatt Regency SA                                           229           2,725
Intracom SA                                                393           1,987
National Bank of Greece SA                               1,342          45,474
OPAP SA                                                    804          23,492
Piraeus Bank SA                                            859          15,545
Public Power Corp. (PPC)                                   521          15,007
Technical Olympic SA                                       370           2,264
Titan Cement Co. SA                                        330          10,994
Viohalco, Hellenic Copper and Aluminum Industry SA         586           4,634
                                                                    ----------
                                                                       249,173
                                                                    ----------
HONG KONG -- 1.42%
ASM Pacific Technology, Ltd. (a)                         1,000           4,321
Bank of East Asia, Ltd.                                  6,128          17,639
BOC Hong Kong (Holdings), Ltd. (a)                      17,000          31,169
Cathay Pacific Airways, Ltd.                             5,000           9,424
Cheung Kong (Holdings), Ltd.                             7,000          61,927
Cheung Kong Infrastructure (Holdings), Ltd.              2,000           5,731
CLP Holdings, Ltd.                                       8,100          46,111
Esprit Holdings, Ltd.                                    4,122          28,143
Giordano International, Ltd.                             6,000           4,116
Hang Lung Properties, Ltd.                               8,000          11,642
Hang Seng Bank, Ltd.                                     3,500          46,221
Henderson Land Development Co., Ltd.                     3,000          13,347
Hong Kong & China Gas Co., Ltd.                         16,183          31,849
Hong Kong Electric Holdings, Ltd.                        6,500          28,835

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
HONG KONG -- (CONTINUED)
Hong Kong Exchanges & Clearing, Ltd.                     4,000      $   10,360
Hopewell Holdings, Ltd.                                  3,000           7,077
Hutchison Telecommunications International, Ltd.
  (b)                                                    5,877           5,614
Hutchison Whampoa, Ltd. (a)                              9,800          83,243
Hysan Development Co., Ltd.                              2,507           4,934
Johnson Electronic Holdings, Ltd.                        5,500           4,971
Kerry Properties, Ltd. (a)                               2,056           4,521
Kingboard Chemical Holdings, Ltd.                        2,000           5,975
Li & Fung, Ltd.                                          7,000          12,789
MTR Corp. (a)                                            6,193           9,489
New World Development Co., Ltd.                         10,516          10,314
Orient Overseas International Ltd.                       1,000           4,795
PCCW, Ltd. (a)                                          16,133           9,050
SCMP Group, Ltd.                                         4,533           2,005
Shangri-La Asia, Ltd. (a)                                4,345           6,295
Sino Land Co., Ltd. (a)                                  4,544           4,166
SmarTone Telecommunications Holdings, Ltd.               1,000           1,096
Sun Hung Kai Properties, Ltd.                            6,000          54,427
Swire Pacific, Ltd.                                      4,000          31,669
Techtronic Industries Co., Ltd.                          4,180           9,218
Television Broadcast, Ltd.                               1,000           5,039
Texwinca Holdings, Ltd.                                  2,000           1,603
Wharf (Holdings), Ltd.                                   6,000          18,963
Yue Yuen Industrial (Holdings), Ltd.                     1,821           5,183
                                                                    ----------
                                                                       653,271
                                                                    ----------
IRELAND -- 0.82%
Allied Irish Banks PLC                                   4,461          93,392
Bank of Ireland                                          4,977          78,388
CRH PLC                                                  2,736          71,714
DCC PLC                                                    416           9,674
Depfa Bank PLC                                           1,779          28,135
Eircom Group PLC                                         2,445           6,434
Elan Corp. PLC (b)                                       2,012           6,260
Fyffes PLC                                               1,577           4,600
Grafton Group PLC (b)                                    1,127          13,309
Greencore Group PLC                                        813           3,404
Independent News & Media PLC                             2,827           9,308
Irish Life & Permanent PLC                               1,391          24,703
Kerry Group PLC                                            638          15,424
Kingspan Group PLC                                         563           6,656
Ryanair Holdings PLC (b)                                 1,097           8,589
Waterford Wedgwood                                       1,583              78
Waterford Wedgwood Units (b)                             8,233             406
                                                                    ----------
                                                                       380,474
                                                                    ----------
ITALY -- 3.71%
Alleanza Assicurazioni SpA (a)                           2,125          27,739
Arnoldo Mondadori Editore SpA                              565           6,035
Assicurazioni Generali SpA (a)                           4,384         141,506
Autogrill SpA (a)                                          539           8,063
Autostrade SpA                                           1,302          33,705
Banca Antonveneta SpA                                    1,052          34,093
Banca Fideuram SpA (a)                                   1,392           7,119
Banca Intesa SpA                                         4,283          19,682
Banca Monte dei Paschi di Siena SpA                      5,071          17,058
Banca Nazionale del Lavoro SpA (a) (b)                   7,562          24,311
Banca Popolare di Milano                                 1,816          17,361
Banche Popolari Unite Scrl                               1,536          32,216
Banco Popolare di Verona e Novara Scrl                   1,689          31,506
Benetton Group SpA (a)                                     216           2,083
Bulgari SpA                                                629           7,477
Capitalia SpA (a)                                        6,537          34,044
Edison SpA (a) (b)                                       3,937           8,023
Enel SpA (a)                                            16,754         160,281
Ente Nazionale Idrocarburi SpA (a)                      11,909         309,216
Fiat SpA (b)                                             2,391          17,388
FinecoGroup SpA (b)                                        760           6,699
Finmeccanica SpA (a)                                    26,978          27,348
Gruppo Editoriale L'Espresso SpA (a)                       665           4,170
Intesabci SpA                                           14,746          74,932
Italcementi SpA                                            344           5,788
Luxottica Group SpA (a)                                    632          12,969
Mediaset SpA (a)                                         2,688          38,678
Mediobanca SpA                                           2,128          36,937
Mediolanum SpA (a)                                       1,193           8,142
Pirelli & Co. SpA                                       11,951          14,872
Riunione Adriatica di Sicurta SpA (a)                    1,376          32,374
San Paolo - IMI SpA                                      4,924          77,106
Seat Pagine Gialle SpA (a)                              19,354           8,066
Snam Rete Gas SpA                                        4,029          22,432
Telecom Italia Media SpA (a) (b)                         4,822           2,694
Telecom Italia Mobile SpA (a)                            5,757          38,545
Telecom Italia SpA (a)                                  37,805         143,344
Telecom Italia SpA Di Risp (a)                          26,254          82,105
Terna SpA (a)                                            4,634          12,315
Tiscali SpA (b)                                            725           2,575
UniCredito Italiano SpA (a)                             20,260         118,972
                                                                    ----------
                                                                     1,709,969
                                                                    ----------
JAPAN -- 20.51%
77 Bank, Ltd. (a)                                        2,000          14,492
ACOM Co., Ltd. (a)                                         330          22,312
ADERANS Co., Ltd.                                          200           4,243
Advantest Corp. (a)                                        400          30,663

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
JAPAN -- (CONTINUED)
AEON Co., Ltd.                                           2,800      $   47,289
Aeon Credit Service Co., Ltd.                              100           6,752
Aiful Corp. (a)                                            200          16,003
Aiful Corp. - new (b)                                      100           7,834
Aisin Seiki Co., Ltd.                                      700          15,928
Ajinomoto Co., Inc.                                      3,000          36,594
Alfresa Holdings Corp.                                     100           4,131
All Nippon Airways Co., Ltd. (a)                         2,000           6,826
ALPS Electric Co., Ltd.                                  1,000          15,919
Amada Co., Ltd.                                          2,000          12,310
Amano Corp.                                              1,000          11,200
Anritsu Corp.                                            1,000           6,342
Aoyama Trading Co., Ltd.                                   200           5,400
Ariake Japan Co., Ltd.                                     100           2,499
Asahi Breweries, Ltd. (a)                                1,700          22,021
Asahi Glass Co., Ltd. (a)                                4,000          42,152
Asahi Kasei Corp. (a)                                    6,000          29,544
Asatsu-DK, Inc. (a)                                        200           6,397
Autobacs Seven Co., Ltd.                                   100           3,227
Bandai Co., Ltd.                                           400           8,113
Bank of Fukuoka, Ltd. (a)                                3,000          18,829
Bank of Yokohama, Ltd.                                   6,000          36,594
Benesse Corp. (a)                                          300          10,184
Bridgestone Corp.                                        3,000          55,143
Canon, Inc.                                              4,100         219,855
Capcom Co., Ltd.                                           200           1,953
Casio Computer Co., Ltd.                                   900          11,876
Central Glass Co., Ltd.                                  1,000           6,351
Central Japan Railway Co. (a)                                5          42,805
Chiba Bank, Ltd.                                         4,000          25,888
Chubu Electric Power Co. (a)                             3,100          74,443
Chugai Pharmaceutical Co., Ltd. (a)                      1,100          16,895
Circle K Sunkus Co., Ltd.                                  300           6,896
Citizen Watch Co., Ltd. (a)                              1,100          10,556
Coca-Cola West Japan Co., Ltd. (a)                         200           4,700
COMSYS Holdings Corp.                                    1,000           8,384
Credit Saison Co., Ltd. (a)                                700          25,198
CSK Corp. (a)                                              300          12,478
DAI Nippon Printing Co., Ltd. (a)                        3,000          48,932
Daicel Chemical Industries, Ltd.                         1,000           5,502
Daiichi Pharmaceutical Co., Ltd. (a)                     1,000          23,408
Daikin Industries, Ltd.                                  1,000          25,180
Daimaru, Inc.                                            1,000           8,906
Dainippon Ink & Chemicals, Inc.                          3,000           8,197
Dainippon Screen MFG. Co., Ltd.                          1,000           6,761
Daito Trust Construction Co., Ltd. (a)                     400          16,786
Daiwa House Industry Co., Ltd.                           2,000          22,979
Daiwa Securities Group, Inc.                             6,000          39,504
Denki Kagaku Kogyo Kabushiki Kaisha (a)                  2,000           7,237
Denso Corp. (a)                                          2,400          59,759
Dentsu, Inc.                                                 7          19,127
Dowa Mining Co., Ltd.                                    1,000           6,743
East Japan Railway Co.                                      16          85,946
Ebara Corp.                                              1,000           4,430
Eisai Co., Ltd. (a)                                      1,100          37,340
Electric Power Development Co., Ltd.                       700          21,542
FamilyMart Co., Ltd.                                       400          11,788
FANUC, Ltd. (a)                                            700          43,803
Fast Retailing Co., Ltd.                                   200          12,105
Fuji Electric Co., Ltd. (a)                              2,000           6,304
Fuji Photo Film Co., Ltd. (a)                            2,200          80,425
Fuji Soft ABC, Inc. (a)                                    200           6,118
Fuji Television Network, Inc.                                2           4,719
Fujikura, Ltd. (a)                                       2,000           8,766
Fujitsu, Ltd.                                            8,000          48,046
Furukawa Electric Co., Ltd. (b)                          2,000           9,158
Goodwill Group, Inc.                                         2           4,159
Gunma Bank, Ltd. (a)                                     2,000          11,545
Gunze, Ltd.                                              1,000           4,654
Hankyu Department Stores, Inc.                           1,000           7,796
Hino Motors, Ltd.                                        1,000           6,286
Hirose Electric Co., Ltd. (a)                              200          20,423
Hitachi Cable, Ltd.                                      1,000           4,103
Hitachi Capital Corp.                                      400           7,684
Hitachi Chemical Co., Ltd.                                 500           8,934
Hitachi Construction Machinery Co., Ltd.                   600           8,276
Hitachi Software Engineering Co., Ltd.                     100           1,879
Hitachi, Ltd. (a)                                       14,000          86,953
Hokkaido Electric Power Co., Inc. (a)                      800          16,264
Hokugin Financial Group, Inc.                            5,000          15,154
Honda Motor Co., Ltd.                                    3,500         175,277
House Food Corp. (a)                                       300           4,331
Hoya Corp. (a)                                             500          55,022
INPEX Corp.                                                  2          10,706
Isetan Co., Ltd. (a)                                       800          10,422
Ishihara Sangyo Kaisha, Ltd.                             1,000           2,313
Ishikawajima-Harima Heavy Industries Co., Ltd. (b)       5,000           8,067
Ito En, Ltd.                                               100           4,859
Ito-Yokado Co., Ltd.                                     1,600          63,863
Itochu Corp.                                             7,000          35,251
Itochu Techno-Science Corp.                                100           3,236
Jafco Co., Ltd.                                            100           6,276
Japan Airlines System Corp.                              4,000          11,676
Japan Real Estate Investment Corp. (a)                       1           8,160

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
JAPAN -- (CONTINUED)
Japan Retail Fund Investment Corp.                           1      $    7,946
Japan Tobacco, Inc. (a)                                      5          55,488
JFE Holding, Inc. (a)                                    2,400          66,922
JGC Corp.                                                1,000          10,911
Joyo Bank, Ltd.                                          3,000          16,143
JS Group Corp. (a)                                       1,100          20,188
JSR Corp. (a)                                              800          15,779
Kajima Corp. (a)                                         4,000          16,525
Kaken Pharmaceutical Co., Ltd.                           1,000           6,901
Kamigumi Co., Ltd.                                       1,000           8,356
Kanebo, Ltd. (b)                                           200           2,775
Kaneka Corp.                                             1,000          11,042
Kansai Electric Power Co. (a)                            3,300          66,166
Kansai Paint Co., Ltd.                                   1,000           6,192
Kao Corp. (a)                                            2,000          45,976
Katokichi Co., Ltd. - new  (b)                             400           2,925
Katokichi Co., Ltd. (a)                                    200           1,473
Kawasaki Heavy Industries, Ltd. (a)                      6,000          10,352
Kawasaki Kisen Kaisha, Ltd. (a)                          2,000          13,802
Keihin Electric Express Railway Co., Ltd. (a)            2,000          12,366
Keio Electric Railway Co., Ltd. (a)                      3,000          17,794
Keyence Corp.                                              200          46,330
Kikkoman Corp.                                           1,000          10,025
Kinden Corp.                                             1,000           7,824
Kintetsu Corp. (a)                                       7,000          23,762
Kirin Brewery Co., Ltd.                                  4,000          38,982
Kobe Steel, Ltd. (a)                                    10,000          17,626
Kokuyo Co., Ltd.                                           400           5,099
Komatsu, Ltd. (a)                                        5,000          37,583
Komori Corp.                                             1,000          15,238
Konami Co., Ltd. (a)                                       400           8,878
Konica Minolta Holdings, Inc. (a)                        2,000          20,218
Koyo Seiko Co., Ltd.                                     1,000          13,532
Kubota Corp. (a)                                         5,000          26,672
Kuraray Co., Ltd.                                        2,000          17,849
Kurita Water Industries, Ltd. (a)                          500           7,862
Kyocera Corp. (a)                                          800          57,074
Kyowa Hakko Kogyo Co., Ltd.                              2,000          15,313
Kyushu Electric Power Co. (a)                            1,800          38,273
Lawson, Inc.                                               300          11,023
Leopalace21 Corp.                                          700          11,542
Mabuchi Motor Co., Ltd.                                    100           6,006
Makita Corp.                                             1,000          18,260
Marubeni Corp.                                           6,000          19,248
Marui Co., Ltd. (a)                                      1,400          18,814
Matsumotokiyoshi Co., Ltd. (a)                             200           5,931
Matsushita Electric Industrial Co., Ltd. (a)            11,400         167,975
Matsushita Electric Works, Ltd.                          1,000           8,608
Mediceo Holdings Co., Ltd. (a)                             600           7,974
Meiji Dairies Corp.                                      1,000           5,614
Meiji Seika Kaisha, Ltd.                                 1,000           4,980
Meitec Corp. (a)                                           200           6,976
Millea Holdings, Inc. (a)                                    7         101,837
Minebea Co., Ltd. (a)                                    2,000           8,580
Mitsubishi Chemical Corp. (a)                            8,000          25,515
Mitsubishi Corp. (a)                                     5,200          67,358
Mitsubishi Electric Corp. (a)                            8,000          41,406
Mitsubishi Estate Co., Ltd. (a)                          5,000          58,099
Mitsubishi Gas Chemical Co., Inc.                        2,000           9,382
Mitsubishi Heavy Industries, Ltd. (a)                   13,000          34,552
Mitsubishi Logistics Corp.                               1,000          11,312
Mitsubishi Materials Corp. (a)                           4,000           9,550
Mitsubishi Rayon Co., Ltd. (a)                           2,000           7,386
Mitsubishi Tokyo Financial Group, Inc.                      22         190,805
Mitsui & Co., Ltd. (a)                                   7,000          64,562
Mitsui Chemicals, Inc.                                   3,000          16,758
Mitsui Engineering & Shipbuilding Co., Ltd. (a)          3,000           5,679
Mitsui Fudosan Co., Ltd. (a)                             4,000          46,964
Mitsui Mining & Smelting Co., Ltd.                       2,000           8,859
Mitsui O.S.K. Lines, Ltd. (a)                            5,000          32,127
Mitsui Sumitomo Insurance Co., Ltd. (a)                  6,400          58,670
Mitsui Trust Holdings, Inc. (a)                          2,300          22,865
Mitsukoshi, Ltd. (a)                                     2,000          10,445
Mitsumi Electric Co., Ltd.                                 300           3,349
Mizuho Financial Group, Inc. (a)                            36         170,214
Murata Manufacturing Co., Ltd. (a)                       1,100          58,985
Namco, Ltd. (a)                                            400           5,196
NEC Corp.                                                8,000          48,345
NEC Electronics Corp. (a)                                  200           9,326
Net One Systems Co., Ltd. (a)                                2           5,129
NGK Insulators, Ltd.                                     1,000           9,932
NGK Spark Plug Co., Ltd.                                 1,000          10,342
Nichii Gakkan Co.                                          100           3,012
Nichirei Corp.                                           1,000           3,796
Nidec Corp. (a)                                            200          24,900
Nikko Cordial Corp. (a)                                  8,000          39,989
Nikon Corp.                                              1,000          11,499
Nintendo Co., Ltd. (a)                                     500          54,556
Nippon Building Fund, Inc.                                   1           8,542
Nippon Express Co., Ltd. (a)                             4,000          21,039
Nippon Kayaku Co., Ltd.                                  1,000           5,782
Nippon Light Metal Co., Ltd. (a)                         3,000           7,806
Nippon Meat Packers, Inc.                                1,000          12,674
Nippon Mining Holdings, Inc.                             3,500          19,225

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
JAPAN -- (CONTINUED)
Nippon Oil Corp. (a)                                     7,000      $   49,678
Nippon Sanso Corp.                                       1,000           5,857
Nippon Sheet Glass Co., Ltd. (a)                         2,000           8,468
Nippon Shokubai Co., Ltd.                                1,000           9,046
Nippon Steel Corp.                                      29,000          73,291
Nippon Telegraph and Telephone Corp.                        24         104,971
Nippon Unipac Holding                                        4          18,465
Nippon Yusen Kabushiki Kaisha (a)                        4,000          24,098
Nippon Zeon Corp.                                        1,000           7,479
Nishimatsu Construction Co., Ltd.                        1,000           3,786
Nissan Chemical Industries, Ltd.                         1,000           8,626
Nissan Motor Co., Ltd. (a)                              11,500         117,863
Nisshin Seifun Group, Inc.                               1,000          10,631
Nisshin Steel Co., Ltd.                                  5,000          13,103
Nisshinbo Industries, Inc.                               1,000           8,141
Nissin Food Products Co., Ltd.                             400          10,463
Nitori Co., Ltd. (a)                                       100           6,453
Nitto Denko Corp.                                          800          41,929
NOK Corp. (a)                                              400           9,531
Nomura Holdings, Inc. (a)                                9,000         125,898
Nomura Research Institute, Ltd.                            100           9,326
NSK, Ltd.                                                2,000          10,296
NTN Corp.                                                2,000          11,098
NTT Data Corp. (a)                                           6          20,703
NTT DoCoMo, Inc.                                            96         161,149
Obayashi Corp.                                           3,000          18,493
Obic Co. Ltd.                                              100          19,509
Odakyu Electric Railway Co., Ltd. (a)                    3,000          18,325
OJI Paper Co., Ltd. (a)                                  4,000          22,456
Oki Electric Industry Co., Ltd. (a)                      2,000           8,430
Okumura Corp.                                            1,000           6,080
Olympus Corp.                                            1,000          23,314
Omron Corp. (a)                                          1,000          21,822
Onward Kashiyama Co., Ltd.                               1,000          14,763
Oracle Corp., Japan (a)                                    200           9,251
Oriental Land Co., Ltd. (a)                                200          13,056
ORIX Corp.                                                 400          50,993
Osaka Gas Co., Ltd. (a)                                 10,000          30,775
Pioneer Corp. (a)                                          700          12,593
Promise Co., Ltd. (a)                                      400          27,343
Q.P. Corp.                                                 500           4,383
Rakuten, Inc. (a)                                           23          20,055
Resona Holdings, Inc. (b)                               21,000          42,106
Ricoh Co., Ltd.                                          4,000          68,637
Rinnai Corp.                                               200           5,073
Rohm Co., Ltd.                                             500          48,261
Ryohin Keikaku Co., Ltd.                                   200           9,885
Saizeriya Co., Ltd.                                        100           1,445
Sanden Corp.                                             1,000           5,008
Sanken Electric Co., Ltd.                                1,000          13,093
Sankyo Co., Ltd. (a)                                     1,700          35,830
Sankyo Co., Ltd. NPV                                       200           9,680
Sanwa Shutter Corp.                                      1,000           5,493
Sanyo Electric Co., Ltd. (a)                             7,000          21,804
Sapporo Holdings, Inc.                                   1,000           4,682
Secom Co., Ltd.                                          1,000          41,593
Sega Sammy Holdings, Inc.                                  400          24,322
Seiko Epson Corp. (a)                                      500          18,558
Seino Transportation Co., Ltd.                           1,000           9,811
Sekisui Chemical Co., Ltd. (a)                           2,000          14,530
Sekisui House, Ltd.                                      2,000          21,356
Seven-Eleven Japan Co., Ltd.                             1,700          49,781
Sharp Corp.                                              5,000          75,632
Shimachu Co., Ltd.                                         200           5,222
Shimamura Co., Ltd.                                        100           7,656
Shimano, Inc.                                              400          13,429
Shimizu Corp.                                            3,000          15,359
Shin-Etsu Chemical Co., Ltd. (a)                         1,600          60,580
Shinsei Bank, Ltd. (a)                                   5,000          28,444
Shionogi & Co., Ltd.                                     2,000          27,567
Shiseido Co., Ltd. (a)                                   2,000          26,392
Shizuoka Bank, Ltd. (a)                                  3,000          30,299
Showa Denko K.K.                                         4,000          10,482
Showa Shell Sekiyu K.K.                                    700           6,789
Skylark Co., Ltd.                                          400           6,748
SMC Corp. (a)                                              300          33,936
Snow Brand Milk Products Co., Ltd. (b)                     500           1,651
Softbank Corp. (a)                                       1,000          41,220
Sojitz Holdings Corp. (a) (b)                            1,200           5,909
Sompo Japan Insurance, Inc. (a)                          4,000          41,742
Sony Corp. (a)                                           4,400         175,212
Stanley Electric Co., Ltd. (a)                             700          10,601
Sumitomo Bakelite Co., Ltd.                              1,000           6,239
Sumitomo Chemical Co., Ltd.                              7,000          34,599
Sumitomo Corp. (a)                                       5,000          42,852
Sumitomo Electric Industries, Ltd. (a)                   4,000          42,563
Sumitomo Heavy Industries, Ltd. (a)                      2,000           7,871
Sumitomo Metal Industries, Ltd. (a)                     17,000          30,598
Sumitomo Metal Mining Co., Ltd. (a)                      2,000          15,052
Sumitomo Mitsui Financial Group, Inc. (a)                   20         135,410
Sumitomo Osaka Cement Co., Ltd. (a)                      2,000           5,241
Sumitomo Realty & Development Co., Ltd. (a)              2,000          24,135
Sumitomo Trust & Banking Co., Ltd.                       7,000          45,631
Suruga Bank, Ltd.                                        1,000           8,887

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                      MARKET
                                                        SHARES        VALUE
                                                        ------      ----------
JAPAN -- (CONTINUED)
Suzuken Co., Ltd. (a)                                      200           4,924
T&D Holdings, Inc.                                         850          43,202
Taiheiyo Cement Corp. (a)                                4,800          13,474
Taisei Corp.                                             4,000          14,996
Taisho Pharmaceutical Co., Ltd.                          1,000          21,263
Taiyo Yuden Co., Ltd.                                    1,000          10,827
Takara Holdings, Inc.                                    1,000           7,004
Takashimaya Co., Ltd.                                    1,000          10,240
Takeda Pharmaceutical Co., Ltd. (a)                      4,300         204,915
Takefuji Corp. (a)                                         550          37,033
Takuma Co., Ltd.                                         1,000           8,319
TDK Corp. (a)                                              600          41,071
Teijin, Ltd.                                             4,000          17,085
Teikoku Oil Co., Ltd.                                    1,000           7,293
Terumo Corp. (a)                                           800          24,098
THK Co., Ltd. (a)                                          500          10,095
TIS, Inc. (a)                                              200           7,815
Tobu Railway Co., Ltd. (a)                               4,000          16,152
Toda Corp.                                               1,000           4,924
Toho Co., Ltd. (a)                                         700          11,437
Tohoku Elecric Power Co., Inc. (a)                       1,900          35,207
Tokyo Broadcasting System, Inc.                            200           3,898
Tokyo Electric Power Co., Inc.                           5,400         130,933
Tokyo Electron, Ltd.                                       800          45,584
Tokyo Gas Co., Ltd. (a)                                 11,000          44,316
Tokyo Style Co. Ltd.                                     1,000          10,995
Tokyu Corp. (a)                                          5,000          26,065
Tokyu Land Corp.                                         1,000           4,206
Tonen General Sekiyu K.K.                                2,000          20,498
Toppan Printing Co., Ltd. (a)                            3,000          32,845
Toray Industries, Inc. (a)                               6,000          26,914
Toshiba Corp.                                           13,000          54,313
Tosoh Corp.                                              2,000           9,885
Toto, Ltd. (a)                                           2,000          17,159
Toyo Seikan Kaisha, Ltd.                                   600          11,141
Toyo Suisan Kaisha, Ltd.                                 1,000          15,621
Toyobo Co., Ltd. (a)                                     3,000           7,302
Toyoda Gosei Co., Ltd. (a)                                 200           3,611
Toyota Industries Corp. (a)                              1,000          28,164
Toyota Motor Corp.                                      13,700         509,773
Trend Micro, Inc.                                          500          21,496
Ube Industries, Ltd.                                     4,000           8,244
UFJ Holdings, Inc. (b)                                      18          94,675
Uni-Charm Corp.                                            200           8,971
Uniden Corp.                                             1,000          20,750
UNY Co., Ltd.                                            1,000          12,012
Ushio, Inc.                                              1,000          19,118
USS Co., Ltd.                                              100           7,740
Wacoal Corp.                                             1,000          13,271
West Japan Railway Co. (a)                                   8          32,603
World Co., Ltd. (a)                                        200           7,237
Yahoo Japan Corp. (b)                                       10          23,408
Yahoo Japan Corp. - new (b)                                 10          23,501
Yakult Honsha Co., Ltd.                                  1,000          19,258
Yamada Denki Co., Ltd. (a)                                 400          20,964
Yamaha Corp.                                             1,000          14,427
Yamaha Motor Co., Ltd.                                     800          13,690
Yamanouchi Pharmaceutical Co., Ltd. (a)                  2,323          78,639
Yamato Transport Co., Ltd.                               2,000          28,611
Yamazaki Baking Co., Ltd.                                1,000           9,438
Yokogawa Electric Corp.                                  1,100          14,895
                                                                    ----------
                                                                     9,448,192
                                                                    ----------
NETHERLANDS -- 4.92%
ABN AMRO Holding NV                                      8,301         205,958
Aegon NV (a)                                             7,189          97,012
Akzo Nobel NV (a)                                        1,372          62,640
ASML Holding NV (b)                                      2,478          41,855
Corio NV                                                   218          12,188
DSM NV                                                     386          27,195
Getronics NV (a) (b)                                     2,340           5,430
Hagemeyer NV (a) (b)                                     2,720           6,911
Heineken NV (a)                                          1,243          43,070
IHC Caland NV                                              160          10,163
ING Groep NV                                             9,611         290,289
Koninklijke (Royal) KPN NV                              11,159          99,811
Koninklijke (Royal) Numico NV (b)                          766          31,338
Koninklijke (Royal) Philips Electronics NV (a)           6,756         186,103
Koninklijke Ahold NV (b)                                 8,007          67,051
Oce NV                                                     399           6,377
Qiagen NV (a) (b)                                          705           8,353
Randstad Holdings NV                                       231          10,283
Reed Elsevier NV                                         3,598          54,243
Rodamco Europe NV                                          231          17,278
Royal Dutch Petroleum Co. (c)                           10,676         638,269
TNT Post Group NV                                        1,994          56,737
Unilever NV (a)                                          2,934         199,676
Vedior NV                                                  831          14,780
VNU NV                                                   1,228          35,817
Wereldhave NV                                              100          10,241
Wolters Kluwer NV                                        1,420          25,936
                                                                    ----------
                                                                     2,265,004
                                                                    ----------
NEW ZEALAND -- 0.21%
Auckland International Airport, Ltd. (a)                 1,472           8,484
Carter Holt Harvey, Ltd.                                 3,308           4,637
Contact Energy, Ltd.                                     1,459           6,748
Fisher & Paykel Appliances Holdings, Ltd. Series H       1,536           3,246
Fisher & Paykel Healthcare Corp., Ltd.                   2,433           5,177
Fletcher Building, Ltd.                                  2,187          10,333
Independent Newspapers, Ltd.                               554           2,365
Sky City Entertainment Group, Ltd.                       2,115           7,404
Sky Network Television Ltd.                                256           1,171

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                         SHARES      VALUE
                                         ------     --------
NEW ZEALAND -- (CONTINUED)
Telecom Corp. of NewZealand, Ltd.         9,832     $ 42,394
Tenon, Ltd. (b)                              62          185
Tower, Ltd. (b)                             816        1,028
Warehouse Group, Ltd.                       696        1,966
Waste Management NZ Ltd.                    488        2,125
                                                    --------
                                                      97,263
                                                    --------
NORWAY -- 0.67%
DNB NOR ASA (a)                           3,400       34,742
Frontline, Ltd. (a)                         191        9,133
Norsk Hydro ASA (a)                         763       62,975
Norske Skogindustrier ASA (a)               531       10,600
Orkla ASA                                   942       34,489
Petroleum Geo-Services ASA (b)              101        6,655
Schibsted ASA                               200        5,255
Ship Finance International, Ltd.            120        2,427
Smedvig ASA Series A                        100        1,878
Statoil ASA (a)                           3,558       60,642
Stolt Offshore SA (b)                     1,013        7,817
Storebrand ASA                            1,058        9,601
Tandberg ASA (a)                            713        7,454
Telenor ASA (a)                           3,956       35,585
Tomra Systems ASA (a)                       901        4,024
Yara International ASA (a)                1,023       15,539
                                                    --------
                                                     308,816
                                                    --------
PORTUGAL -- 0.35%
Banco BPI SA                              1,741        7,109
Banco Comercial Portugues SA             11,223       30,552
Banco Espirito Santo SA, Registered         536        9,311
Brisa-Auto Estrada de Portugal SA         1,837       15,502
Cimpor-Cimentos de Portugal, SGPS SA      1,076        6,040
Energias de Portugal SA                  11,062       30,830
Jeronimo Martins SGPS SA (b)                191        2,909
Portugal Telecom SGPS SA                  4,108       48,140
PT Multimedia-Servicos de
  Telecomunicacoes e Multimedia SA          239        5,964
Sonae, SGPS SA                            4,577        6,882
                                                    --------
                                                     163,239
                                                    --------
SINGAPORE -- 0.84%
Allgreen Properties, Ltd.                 2,000        1,430
Ascendas Real Estate Investment
 Trust Units                              3,500        3,986
Capitaland, Ltd. (a)                      5,000        7,118
CapitaMall Trust                          3,600        4,449
Chartered Semiconductor
  Manufacturing, Ltd. (a) (b)             5,401        3,239
City Developments, Ltd.                   2,487        9,717
ComfortDelGro Corp., Ltd.                 9,000        9,105
Creative Technology, Ltd. (a)               350        3,371
Datacraft Asia, Ltd. (a) (b)              2,000        1,920
DBS Group Holdings, Ltd.                  6,000       54,157
Fraser & Neave, Ltd.                      1,082        9,963
Haw Par Corp., Ltd.                         746        2,372
Jardine Cycle & Carriage, Ltd.              566        4,012
Keppel Corp., Ltd. (a)                    2,356       15,557
Keppel Land, Ltd. (a)                     2,000        2,787
Neptune Orient Lines, Ltd.(a)             2,000        4,458
Oversea-Chinese Banking Corp., Ltd.       5,365       44,850
Overseas Union Enterprise, Ltd.              69          341
Parkway Holdings, Ltd.                    4,063        4,012
SembCorp Industries, Ltd.                 5,000        5,876
SembCorp Logistics, Ltd. (a)              2,000        1,975
SembCorp Marine, Ltd.                     3,000        3,507
Singapore Airlines, Ltd.                  2,394       17,258
Singapore Exchange, Ltd.                  4,000        5,089
Singapore Land, Ltd.                      1,000        3,241
Singapore Post, Ltd.                      7,000        3,626
Singapore Press Holdings, Ltd.            8,085       22,334
Singapore Technologies Engineering,
   Ltd. (a)                               7,000       10,856
Singapore Telecommunications, Ltd.       33,700       52,671
SMRT Corp., Ltd.                          4,000        2,253
STATS ChipPAC, Ltd. (b)                   5,000        3,211
Suntec Real Estate Investment Trust
   (a) (b)                                4,000        3,102
United Overseas Bank, Ltd.                6,251       54,529
United Overseas Land, Ltd. (a)            2,327        3,087
Venture Corp.                             1,000        8,057
Wing Tai Holdings, Ltd.                   3,833        2,159
                                                    --------
                                                     389,675
                                                    --------
SPAIN -- 3.97%
Abertis Infraestructuras SA (a)           1,314       29,689
Acciona SA (a)                              148       13,353
Acerinox, SA                                936       15,349
ACS SA                                    1,356       33,574
Altadis SA Series A (a)                   1,371       56,071
Amadeus Global Travel Distribution SA
   Series A                               1,640       15,477
Antena 3 Television (a) (b)                 106        8,650
Banco Bilbao Vizcaya Argentaria SA (a)   16,537      269,248
Banco Popular Espanol SA (a)                812       52,525
Banco Santander Central Hispano SA (a)   30,480      371,011
Cintra Concesiones de Infraestructuras
   de Transporte SA (b)                   1,015       10,921
Corporacion Mapfre SA                       570        8,778
Endesa SA                                 4,899      110,182
Fomento de Construcciones y
  Contratas SA (a)                          230       11,756

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                      MARKET
                                         SHARES       VALUE
                                         ------     ----------
SPAIN -- (CONTINUED)
Gamesa Corporacion Tecnologica,
 SA (a)                                     518     $    6,883
Gas Natural SDG SA (a)                      802         23,059
Grupo Ferrovial SA (a)                      321         18,180
Iberdrola SA                              3,941        103,094
Iberia Lineas Aereas de Espana SA (a)     2,469          8,257
Indra Sistemas SA                           649         11,644
Industria de Diseno Textil SA (a)         1,129         33,763
Metrovacesa SA (a)                          191         10,213
NH Hoteles SA                               389          5,002
Promotora de Informaciones SA               407          8,225
Repsol YPF SA (a)                         4,707        124,596
Sacyr Vallehermoso SA (a)                   573         10,273
Sociedad General de Aguas de
  Barcelona SA (a)                          270          5,841
Sociedad General de Aguas de
  Barcelona SA - new (b)                      4             83
Sogecable SA (a) (b)                        180          7,208
Telefonica Publicidad e Informacion
  SA (a)                                    881          7,949
Telefonica SA (a)                        22,890        398,796
Union Electrica Fenosa SA (a)             1,094         32,490
Zeltia SA (a) (b)                           700          5,862
                                                    ----------
                                                     1,828,002
                                                    ----------
SWEDEN -- 2.47%
Alfa Laval AB (a)                           344          5,643
Assa Abloy AB Series B (a)                1,516         21,440
Atlas Copco AB Series A                     585         28,005
Atlas Copco AB Series B                     400         17,508
Axfood AB                                   165          4,025
Billerud Aktiebolag (a)                     211          3,103
Capio AB (b)                                551          8,338
Castellum AB (a)                            181          5,913
D. Carnegie & Co., AB                       380          4,326
Electrolux AB                             1,405         32,687
Elekta AB (b)                                91          3,282
Eniro AB                                    853         10,073
Gambro AB Series A                        1,200         16,377
Gambro AB Series B                          600          8,146
Getinge AB                                  854         12,742
Hennes & Mauritz AB (H&M) Series B        2,385         81,963
Hoganas AB Series B                         107          3,072
Holmen AB Series B                          200          6,293
Lundin Petroleum AB (b)                     970          7,476
Modern Times Group MTG AB (b)               225          6,810
Nordea AB                                10,650        107,691
OMX AB (a) (b)                              500          5,905
Oriflame Cosmetics SA (b)                   150          3,129
Sandvik AB (a)                            1,100         45,737
SAS AB (a) (b)                              530          5,303
Scania AB                                   500         21,285
Securitas AB Series B (a)                 1,516         24,227
Skandia Forsakrings AB                    5,378         27,305
Skandinaviska Enskilda Banken (SEB)
   Series A                               2,354         44,611
Skanska AB                                1,900         22,975
SKF AB Series B                             467         21,828
SSAB Svenskt Stal AB Series A               400          9,928
SSAB Svenskt Stal AB Series B               200          4,780
Svenska Cellulosa AB (SCA) Series B       1,033         38,934
Svenska Handelsbanken AB Series A         2,551         60,249
Swedish Match AB (a)                      1,705         20,858
Tele2 AB Series B (a)                       489         16,148
Telefonaktiebolaget LM Ericsson          75,192        211,617
TeliaSonera AB                           10,386         61,691
Trelleborg AB Series B                      500          8,662
Volvo AB Series A                           500         21,355
Volvo AB Series B (a)                     1,185         52,371
Wihlborgs Fastigheter AB                    448         10,359
WM-Data AB Series B                       1,000          2,475
                                                    ----------
                                                     1,136,645
                                                    ----------
SWITZERLAND -- 6.74%
ABB, Ltd. (a) (b)                         9,471         58,835
Adecco SA (a)                               680         37,353
Ciba Specialty Chemicals AG (a)             350         22,650
Clariant AG                               1,162         20,062
Compagnie Financiere Richemont AG         2,657         83,417
Credit Suisse Group                       5,802        249,097
Geberit AG (a)                               17         12,451
Givaudan SA (a)                              37         23,758
Holcim, Ltd. (a)                            825         50,733
Kudelski SA (b)                             166          5,989
Kuoni Reisen Holding AG Series B (a)         15          6,634
Logitech International SA (b)               213         12,956
Lonza Group AG                              186         11,383
Micronas Semiconductor Holding AG (b)       173          7,218
Nestle SA                                 2,060        563,634
Nobel Biocare Holding AG (a)                118         24,837
Novartis AG (a)                          12,053        562,315
Phonak Holding AG (a)                       202          6,958
Rieter Holding AG                            21          6,637
Roche Holding AG (a)                      3,586        384,370
Schindler Holding AG (a)                     26          9,630
Serono SA (a)                                33         23,949
SGS Societe Generale de
  Surveillance Holding SA (a)                22         15,855
Straumann Holding AG (a)                     41          8,878

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                      MARKET
                                         SHARES       VALUE
                                         -------    ----------
SWITZERLAND -- (CONTINUED)
Sulzer AG (a)                                 17    $    7,320
Swatch Group AG Registered                   171        23,504
Swatch Group AG Series B                     325         9,049
Swiss Reinsurance Co.                      1,646       117,871
Swisscom AG (a)                              135        49,494
Syngenta AG (b)                              553        57,748
Synthes, Inc.                                235        26,132
UBS AG (a)                                 5,458       460,899
Unaxis Holding AG                             62         8,709
Valora Holding AG (a)                         21         4,789
Zurich Financial Services AG (b)             736       129,164
                                                    ----------
                                                     3,104,278
                                                    ----------
UNITED KINGDOM -- 24.21%
3i Group PLC                               3,063        38,868
Aegis Group PLC                            5,274        10,166
Aggreko PLC                                1,214         4,129
Alliance Unichem PLC                       1,296        18,944
AMEC PLC                                   1,426         8,596
Amvescap PLC                               3,855        24,314
Anglo American PLC                         7,130       169,098
ARM Holdings PLC                           6,929        13,782
Arriva PLC                                   978         9,703
Associates British Ports Holdings PLC      1,494        13,566
AstraZeneca Group PLC                      8,250       325,216
Aviva PLC                                 11,435       137,219
BAA PLC                                    5,434        59,919
BAE Systems PLC                           16,382        80,336
Balfour Beatty PLC                         1,991        11,758
Barclays PLC                              32,093       328,104
Barratt Developments PLC                   1,085        13,522
BBA Group PLC                              2,005        11,433
Bellway PLC                                  568         9,446
Berkeley Group Holdings PLC                  545         8,347
BG Group PLC                              17,808       138,396
BHP Billiton PLC                          12,376       166,285
BOC Group PLC                              2,591        49,894
Boots Group PLC                            3,754        44,232
BP PLC (d)                               107,362     1,112,836
BPB PLC                                    2,540        23,832
Brambles Industries PLC                    3,798        21,747
British Airways PLC (b)                    2,448        12,213
British America Tobacco PLC                7,968       140,487
British Land Co. PLC                       2,549        38,728
British Sky Broadcasting PLC               6,211        68,135
BT Group PLC                              42,928       166,708
Bunzl PLC                                  2,134        20,849
Cable &  Wireless PLC                     11,284        27,561
Cadbury Schweppes PLC                     10,504       105,304
Capita Group PLC                           3,174        22,553
Carnival PLC                                 844        46,349
Cattles PLC                                1,449         9,255
Centrica PLC                              19,312        84,212
Close Brothers Group PLC                     634         9,285
Cobham PLC                                   507        13,385
Compass Group PLC                         10,903        49,758
Cookson Group PLC (b)                      9,580         7,242
Corus Group PLC (b)                       21,374        21,811
Daily Mail & General Trust                 1,403        19,089
Davis Service Group PLC                      957         7,903
De La Rue PLC                                868         6,266
Diageo PLC                                15,108       212,985
Dixons Group PLC                           9,836        28,393
Electrocomponents PLC                      1,991         9,312
EMAP PLC                                   1,193        18,712
EMI Group PLC                              3,669        16,380
Enterprise Inns PLC                        1,640        23,895
Exel PLC                                   1,387        22,227
FirstGroup PLC                             1,972        12,792
FKI PLC                                    2,775         5,572
Friends Provident PLC                      9,377        31,409
George Wimpey PLC                          1,745        14,509
GKN PLC                                    3,381        16,213
GlaxoSmithKline PLC (c)                   29,234       670,121
Great Portland Estates PLC                   620         3,840
Group 4 Securicor PLC (b)                  5,466        14,151
GUS PLC                                    5,170        89,005
Hammerson PLC                              1,276        20,050
Hanson PLC                                 3,490        33,009
Hays PLC                                   9,526        23,942
HBOS PLC                                  19,595       305,494
Hilton Group PLC                           8,153        46,375
HMV Group PLC                              1,974         9,335
HSBC Holdings PLC (d)                     55,749       881,793
ICAP PLC                                   2,468        12,802
IMI PLC                                    1,585        12,296
Imperial Chemical Industries PLC           6,151        31,094
Imperial Tobacco Group PLC                 3,701        97,146
Inchcape PLC                                 399        14,944
InterContinental Hotels Group PLC          3,134        36,571
International Power PLC (b)                7,860        26,625
Intertek Group PLC                           785        11,475
Invensys PLC (b)                          24,467         7,167
J Sainsbury PLC                            6,504        35,551
Johnson Matthey PLC                        1,026        19,176
Kelda Group PLC                            1,749        19,765
Kesa Electricals PLC                       2,424        13,845
Kidde PLC                                  3,963        12,507
Kingfisher PLC                            11,868        64,759
Land Securities Group PLC                  2,302        56,248
Legal & General Group PLC                 33,262        71,185
Liberty International PLC                  1,113        20,265
Lloyds TSB Group PLC                      27,998       252,906
LogicaCMG PLC                              3,381        11,309
London Stock Exchange PLC                  1,349        11,567
Man Group PLC                              1,337        34,715
Marconi Corp. PLC (b)                      1,066        10,858
Marks & Spencer Group PLC                  7,965        52,079
Meggitt PLC                                2,125        10,571

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                          MARKET
                                            SHARES        VALUE
                                          ----------    -----------
UNITED KINGDOM -- (CONTINUED)
MFI Furniture Group PLC                        2,923    $     6,463
Misys PLC                                      2,661         11,138
Mitchells & Butlers PLC                        2,365         15,397
National Express Group PLC                       711         12,126
National Grid Transco PLC                     15,500        143,600
Next PLC                                       1,271         38,238
Novar PLC                                      2,054          7,229
Pearson PLC                                    3,992         48,658
Peninsular & Oriental Steam
  Navigation Co.                               3,800         20,789
Persimmon PLC                                  1,414         20,188
Pilkington PLC                                 5,105         11,432
Premier Farnell PLC                            1,868          5,992
Provident Financial PLC                        1,165         15,587
Prudential PLC                                11,946        114,229
Punch Taverns PLC                              1,327         17,253
Rank Group PLC                                 3,442         17,806
Reckitt Benckiser PLC                          3,058         97,200
Reed Elsevier PLC                              6,286         65,156
Rentokil Initial PLC                           8,574         26,248
Reuters Group PLC                              7,108         54,804
Rexam PLC                                      2,563         22,994
Rio Tinto PLC                                  5,353        173,082
Rolls-Royce Group PLC (b)                      7,510         34,629
Rolls-Royce Group PLC, Class B               637,050          1,204
Royal & Sun Alliance Insurance Group PLC      13,453         19,957
Royal Bank of Scotland Group PLC              15,799        502,777
SABMiller PLC                                  4,119         64,489
Sage Group PLC                                 6,550         24,910
Schroders PLC                                    593          7,923
Scottish & Newcastle PLC                       4,135         35,984
Scottish & Southern Energy PLC                 4,338         72,263
Scottish Power PLC                             9,154         70,752
Serco Group PLC                                2,074          9,573
Severn Trent PLC                               1,815         31,384
Shell Transport & Trading Co. PLC             47,970        430,593
Signet Group PLC                               8,000         16,252
Slough Estates PLC                             1,927         17,753
Smith & Nephew PLC                             4,655         43,764
Smiths Group PLC                               2,794         44,959
SSL International PLC                            906          5,183
Stagecoach Group PLC                           3,990          8,332
Tate & Lyle PLC                                2,127         21,364
Taylor Woodrow PLC                             2,660         15,382
Tesco PLC                                     38,759        231,820
TI Automotive, Ltd. Class A (b)                4,947              0
Tomkins PLC                                    3,570         17,827
Trinity Mirror PLC                             1,606         21,275
Unilever PLC                                  13,686        135,264
United Business Media PLC                      1,534         15,422
United Utilities PLC                           2,635         31,421
United Utilities PLC Class A                   1,474         12,549
Vodafone Group PLC (c)                       328,329        871,745
Whitbread PLC                                  1,390         24,468
William Hill PLC                               1,932         20,117
Wolseley PLC                                   2,890         60,512
WPP Group PLC                                  6,071         69,123
Yell Group PLC                                 3,384         30,248
                                                        -----------
                                                         11,154,548
                                                        -----------

TOTAL COMMON STOCKS
(Cost $34,433,254)                                       44,228,927
                                                        -----------

PREFERRED STOCKS -- 0.22%
GERMANY -- 0.22%
Fresenius Medical Care AG                        140          8,067
Henkel KGAA                                      299         27,035
Porsche AG                                        40         29,037
ProSieben Sat.1 Media AG                         406          7,610
RWE AG                                           205         10,848
Volkswagen AG                                    528         19,041
                                                        -----------
TOTAL PREFERRED STOCKS
(Cost $79,152)                                              101,638
                                                        -----------

MONEY MARKET FUNDS -- 27.94%
UNITED STATES -- 27.94%
AIM Short Term Investment Prime
   Portfolio (d)                             571,240        571,240
AIM Treasury Fund (d)                        584,096        584,096
Federated Money Market Obligations Trust
   (d)                                       220,238        220,238
State Street Navigator Securities
   Lending Prime Portfolio (e) (f)        11,497,306     11,497,306
                                                        -----------

TOTAL MONEY MARKET FUNDS
(Cost $12,872,880)                                       12,872,880
                                                        -----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

TOTAL INVESTMENTS -- 124.16%
(Cost $47,385,286) (g) (h) (i)              57,203,445
                                          ------------

LIABILITIES IN EXCESS OF ASSETS -(24.16)%  (11,132,375)
                                          ------------

NET ASSETS -- 100.00%                     $ 46,071,070
                                          ============

(a) All or a portion of these securites were on loan at March 31, 2005.

(b) Non-income producing security.

(c) All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

(d) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(e) Security represents investment made with cash collateral received from securities loaned.

(f) Affiliated issuer. See table below for more information.

AFFILIATED ISSUER TABLE

                           NUMBER OF     SHARES PURCHASED        SHARES SOLD        NUMBER OF      INCOME EARNED
        SECURITY          SHARES HELD  FOR THE THREE MONTHS  FOR THE THREE MONTHS  SHARES HELD  FOR THE THREE MONTHS
       DESCRIPTION        AT 12/31/04     ENDED 03/31/05        ENDED 03/31/05     AT 03/31/05     ENDED 03/31/05
------------------------  -----------  --------------------  --------------------  -----------  --------------------

State Street Navigator
Securities Lending Prime
Portfolio                 16,564,927        11,906,984            16,974,605       11,497,306          $13,474



(g) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at March 31, 2005 was $10,113,682 and $295,523, respectively, resulting in net unrealized appreciation of investments of $9,818,159.

(h) Includes $10,964,956 of investment in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $11,497,306.

(i) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. For example, fair value pricing may be used whan a significant event effecting the value of one or more securities held by the Portfolio occurs after the close of a related exchange but before the determination of the Portfolio's net asset value. A significant event includes material market movements, whereby if on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold, then each foreign security held by the Portfolio may be fair valued using a value determined by an independent pricing agent (based upon changes in certain markets, indices and/or securities) rather than using the last closing price of such foreign security on its principal overseas market or exchange. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of the security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Portfolio would have received had it sold the investment.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

Abbreviations
NPV - No Par Value

                                 Number       Unrealized
SCHEDULE OF FUTURES               of         Appreciation/
CONTRACTS (LONG)               Contracts    (Depreciation)
                               ---------    --------------
SPI 200 Index Futures
      Expiration date 06/2005     2         $       (5,161)
CAC 40 Euro Futures
      Expiration date 06/2005     2                     80
Hang Seng Index Futures
      Expiration date 06/2005     1                 (1,173)
TOPIX Index Futures
      Expiration date 06/2005     3                 (3,417)
Financial Times Stock
Exchange
      100 Index Futures
      Expiration date 06/2005     3                 (2,166)
MIB 30 Index Futures
      Expiration date 06/2005     1                  2,591
                                            --------------

Net unrealized depreciation
on open futures contracts
purchased                                   $       (9,246)
                                            ==============

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

Financials                    26.46%
Consumer Discretionary        12.27%
Industrials                    9.74%
Energy                         8.62%
Health Care                    7.58%
Consumer Staples               7.50%
Telecommunication Services     7.38%
Materials                      7.19%
Information Technology         4.79%
Utilities                      4.69%
Cash, receivables, and
other assets, less
 liabilities                   3.78%
                             ------
                             100.00%
                             ======

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


OPEN FORWARD FOREIGN CURRENCY                     USD FACE         USD CURRENT                UNREALIZED
PURCHASE CONTRACTS                                  VALUE             VALUE               GAIN           LOSS
--------------------------------------------------------------------------------------------------------------

Australian Dollar
Local Contract amount - 247,000                 $  193,306         $  189,966            $   --       $  3,340
Settlement Date - 05/23/05

Euro Dollar
Local Contract amount - 534,000                    698,884            693,125                --          5,759
Settlement Date - 05/23/05

Euro Dollar
Local Contract amount - 27,000                      36,246             35,045                --          1,201
Settlement Date - 05/23/05

Hong Kong Dollar
Local Contract amount - 1,233,000                  158,529            158,175                --            354
Settlement Date - 05/23/05

Hong Kong Dollar
Local Contract amount - 149,000                     19,133             19,114                --             19
Settlement Date - 05/23/05

Japanese Yen
Local Contract amount - 42,400,000                 404,096            397,192                --          6,904
Settlement Date - 05/23/05

Pound Sterling
Local Contract amount - 195,000                    367,778            367,484                --            294
Settlement Date - 05/23/05
                                                --------------------------------------------------------------
Total Open Forward
Foreign Currency
Purchase Contracts                              $1,877,972         $1,860,101            $   --       $ 17,871
                                                ==============================================================


OPEN FORWARD FOREIGN CURRENCY                     USD FACE         USD CURRENT                  UNREALIZED
SELL CONTRACTS                                      VALUE             VALUE                GAIN           LOSS
--------------------------------------------------------------------------------------------------------------

Australian Dollar
Local Contract amount - 35,000                    $ 27,480           $ 26,918            $  562          $  --
Settlement Date - 05/23/05

Euro Dollar
Local Contract amount - 245,000                    320,911            318,007             2,904             --
Settlement Date - 05/23/05

Euro Dollar
Local Contract amount - 77,000                      99,838             99,945                --            107
Settlement Date - 05/23/05

Hong Kong Dollar
Local Contract amount - 788,000                    101,129            101,088                41             --
Settlement Date - 05/23/05

Japanese Yen
Local Contract amount - 6,600,000                   63,737             61,827             1,910             --
Settlement Date - 05/23/05

Pound Sterling
Local Contract amount - 46,000                      88,197             86,689             1,508             --
Settlement Date - 05/23/05
                                                  ------------------------------------------------------------
Total Open Forward
Foreign Currency
Sell Contracts                                    $701,292           $694,474            $6,925          $ 107
                                                  ============================================================



For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The President and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Homestead Funds, Inc.


By: /s/ Peter R. Morris
    -------------------------------------
    Peter R. Morris, President

Date: May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Peter R. Morris
    ---------------------------------------
    Peter R. Morris, President

Date: May 25, 2005



By: /s/Sheri Cooper
    ---------------------------------------
    Sheri Cooper, Treasurer

Date: May 25, 2005